UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03395

Franklin Federal Tax-Free Income Fund

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Alison Baur, One Franklin Parkway, San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: 650 312-2000

Date of fiscal year end: 4/30

Date of reporting period: 10/31/24

Item 1. Reports to Stockholders.

a.)	The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1).

b.)	Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.

Not Applicable.

Franklin Federal Tax-Free Income Fund
Class A [FFQAX]
Semi-Annual Shareholder Report | October 31, 2024

This semi-annual shareholder report contains important information about Franklin Federal Tax-Free Income Fund for the period May 1, 2024, to October 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$40	0.77%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$8,616,609,581
Total Number of Portfolio Holdings*	1,072
Portfolio Turnover Rate	2.73%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of October 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Federal Tax-Free Income Fund	PAGE 1	1116-STSR-1224

Franklin Federal Tax-Free Income Fund
Class A1 [FKTIX]
Semi-Annual Shareholder Report | October 31, 2024

This semi-annual shareholder report contains important information about Franklin Federal Tax-Free Income Fund for the period May 1, 2024, to October 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$32	0.62%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$8,616,609,581
Total Number of Portfolio Holdings*	1,072
Portfolio Turnover Rate	2.73%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of October 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Federal Tax-Free Income Fund	PAGE 1	116-STSR-1224

Franklin Federal Tax-Free Income Fund
Class C [FRFTX]
Semi-Annual Shareholder Report | October 31, 2024

This semi-annual shareholder report contains important information about Franklin Federal Tax-Free Income Fund for the period May 1, 2024, to October 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$60	1.17%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$8,616,609,581
Total Number of Portfolio Holdings*	1,072
Portfolio Turnover Rate	2.73%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of October 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Federal Tax-Free Income Fund	PAGE 1	216-STSR-1224

Franklin Federal Tax-Free Income Fund
Class R6 [FFTQX]
Semi-Annual Shareholder Report | October 31, 2024

This semi-annual shareholder report contains important information about Franklin Federal Tax-Free Income Fund for the period May 1, 2024, to October 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$25	0.48%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$8,616,609,581
Total Number of Portfolio Holdings*	1,072
Portfolio Turnover Rate	2.73%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of October 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Federal Tax-Free Income Fund	PAGE 1	8116-STSR-1224

Franklin Federal Tax-Free Income Fund
Advisor Class [FAFTX]
Semi-Annual Shareholder Report | October 31, 2024

This semi-annual shareholder report contains important information about Franklin Federal Tax-Free Income Fund for the period May 1, 2024, to October 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class	$27	0.52%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$8,616,609,581
Total Number of Portfolio Holdings*	1,072
Portfolio Turnover Rate	2.73%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of October 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Federal Tax-Free Income Fund	PAGE 1	620-STSR-1224

Item 2. Code of Ethics. N/A

Item 3. Audit Committee Financial Expert. N/A

Item 4. Principal Accountant Fees and Services. N/A

Item 5. Audit Committee of Listed Registrants. N/A

Item 6. Schedule of Investments.

(a) Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b) N/A

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Franklin
Federal Tax-Free
Income Fund
Financial Statements and Other Important Information
Semi-Annual | October 31, 2024

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Semiannual

Financial Highlights and Schedule of Investments 2
Financial Statements 39
Notes to Financial Statements 43
Changes In and Disagreements with Accountants 53
Results of Meeting(s) of Shareholders 53
Remuneration Paid to Directors, Officers and Others 53
Board Approval of Management and Subadvisory Agreements 53

Franklin Federal Tax-Free Income Fund
Financial Highlights
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended October
31, 2024
(unaudited)
Year Ended April 30,
2024 2023 2022 2021 2020
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.66 $10.72 $10.97 $12.31 $11.60 $11.82
Income from investment operations
a
:
Net investment income
b
............. 0.19 0.37 0.34 0.31 0.33 0.35
Net realized and unrealized gains (losses) 0.21 (0.06) (0.25) (1.35) 0.71 (0.22)
Total from investment operations ........ 0.40 0.31 0.09 (1.04) 1.04 0.13
Less distributions from:
Net investment income .............. (0.19) (0.37) (0.34) (0.30) (0.33) (0.35)
Net asset value, end of period .......... $10.87 $10.66 $10.72 $10.97 $12.31 $11.60
Total return
c
....................... 3.68% 2.92% 0.87% (8.62)% 9.01% 1.07%
Ratios to average net assets
d
Expenses
e
........................ 0.77%
f
0.79%
f
0.79%
f
0.77%
f
0.78%
f
0.77%
Net investment income ............... 3.52% 3.50% 3.21% 2.56% 2.72% 2.96%
Supplemental data
Net assets, end of period (000’s) ........ $2,028,071 $1,968,264 $1,940,290 $1,916,791 $1,770,979 $1,110,207
Portfolio turnover rate ................ 2.73% 15.32% 28.31% 22.08% 16.18% 20.23%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Federal Tax-Free Income Fund
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended October
31, 2024
(unaudited)
Year Ended April 30,
2024 2023 2022 2021 2020
Class A1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.66 $10.72 $10.97 $12.31 $11.60 $11.82
Income from investment operations
a
:
Net investment income
b
............. 0.20 0.39 0.36 0.33 0.35 0.37
Net realized and unrealized gains (losses) 0.21 (0.07) (0.26) (1.35) 0.70 (0.22)
Total from investment operations ........ 0.41 0.32 0.10 (1.02) 1.05 0.15
Less distributions from:
Net investment income .............. (0.20) (0.38) (0.35) (0.32) (0.34) (0.37)
Net asset value, end of period .......... $10.87 $10.66 $10.72 $10.97 $12.31 $11.60
Total return
c
....................... 3.85% 3.08% 1.02% (8.48)% 9.17% 1.22%
Ratios to average net assets
d
Expenses
e
........................ 0.62%
f
0.64%
f
0.64%
f
0.63%
f
0.63%
f
0.62%
Net investment income ............... 3.67% 3.65% 3.35% 2.71% 2.89% 3.11%
Supplemental data
Net assets, end of period (000’s) ........ $4,454,450 $4,601,265 $5,215,087 $6,256,503 $6,919,289 $6,833,018
Portfolio turnover rate ................ 2.73% 15.32% 28.31% 22.08% 16.18% 20.23%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Federal Tax-Free Income Fund
Financial Highlights
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended October
31, 2024
(unaudited)
Year Ended April 30,
2024 2023 2022 2021 2020
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.65 $10.71 $10.96 $12.30 $11.59 $11.81
Income from investment operations
a
:
Net investment income
b
............. 0.17 0.33 0.30 0.26 0.29 0.31
Net realized and unrealized gains (losses) 0.21 (0.07) (0.25) (1.34) 0.70 (0.22)
Total from investment operations ........ 0.38 0.26 0.05 (1.08) 0.99 0.09
Less distributions from:
Net investment income .............. (0.17) (0.32) (0.30) (0.26) (0.28) (0.31)
Net asset value, end of period .......... $10.86 $10.65 $10.71 $10.96 $12.30 $11.59
Total return
c
....................... 3.57% 2.51% 0.47% (8.99)% 8.58% 0.67%
Ratios to average net assets
d
Expenses
e
........................ 1.17%
f
1.18%
f
1.19%
f
1.18%
f
1.18%
f
1.17%
Net investment income ............... 3.12% 3.09% 2.79% 2.15% 2.35% 2.56%
Supplemental data
Net assets, end of period (000’s) ........ $154,582 $180,672 $246,760 $340,772 $543,196 $657,344
Portfolio turnover rate ................ 2.73% 15.32% 28.31% 22.08% 16.18% 20.23%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Federal Tax-Free Income Fund
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended October
31, 2024
(unaudited)
Year Ended April 30,
2024 2023 2022 2021 2020
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.67 $10.73 $10.98 $12.32 $11.61 $11.83
Income from investment operations
a
:
Net investment income
b
............. 0.21 0.40 0.37 0.35 0.37 0.39
Net realized and unrealized gains (losses) 0.21 (0.06) (0.25) (1.35) 0.70 (0.22)
Total from investment operations ........ 0.42 0.34 0.12 (1.00) 1.07 0.17
Less distributions from:
Net investment income .............. (0.21) (0.40) (0.37) (0.34) (0.36) (0.39)
Net asset value, end of period .......... $10.88 $10.67 $10.73 $10.98 $12.32 $11.61
Total return
c
....................... 3.92% 3.22% 1.17% (8.35)% 9.31% 1.37%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.48% 0.49% 0.50% 0.48% 0.49% 0.49%
Expenses net of waiver and payments by
affiliates
e
.......................... 0.48%
f
0.49%
f
0.49% 0.48%
f
0.49%
f
0.49%
f
Net investment income ............... 3.81% 3.79% 3.51% 2.88% 3.00% 3.24%
Supplemental data
Net assets, end of period (000’s) ........ $814,626 $824,024 $952,887 $761,716 $294,727 $196,774
Portfolio turnover rate ................ 2.73% 15.32% 28.31% 22.08% 16.18% 20.23%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Federal Tax-Free Income Fund
Financial Highlights
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended October
31, 2024
(unaudited)
Year Ended April 30,
2024 2023 2022 2021 2020
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.67 $10.73 $10.98 $12.32 $11.61 $11.83
Income from investment operations
a
:
Net investment income
b
............. 0.21 0.40 0.37 0.34 0.36 0.38
Net realized and unrealized gains (losses) 0.20 (0.07) (0.26) (1.35) 0.71 (0.22)
Total from investment operations ........ 0.41 0.33 0.11 (1.01) 1.07 0.16
Less distributions from:
Net investment income .............. (0.20) (0.39) (0.36) (0.33) (0.36) (0.38)
Net asset value, end of period .......... $10.88 $10.67 $10.73 $10.98 $12.32 $11.61
Total return
c
....................... 3.90% 3.18% 1.12% (8.39)% 9.27% 1.33%
Ratios to average net assets
d
Expenses
e
........................ 0.52%
f
0.54%
f
0.54%
f
0.52%
f
0.53%
f
0.52%
Net investment income ............... 3.77% 3.75% 3.44% 2.80% 2.98% 3.21%
Supplemental data
Net assets, end of period (000’s) ........ $1,164,881 $1,135,784 $998,541 $1,383,620 $1,829,553 $1,465,542
Portfolio turnover rate ................ 2.73% 15.32% 28.31% 22.08% 16.18% 20.23%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited), October 31, 2024
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Shares
a
Value
a
Common Stocks 0.0%
Independent Power and Renewable Electricity Producers 0.0%
a,b
AES Guayama Holdings BV ........................................... 53,204 $ —
b
Total Common Stocks (Cost $ – ) ...............................................
—
a
Management Investment Companies 0.0%
†
Capital Markets 0.0%
†
c
Franklin Municipal Green Bond ETF ..................................... 83,000 1,994,739
Total Management Investment Companies (Cost $ 2,255,733 ) .....................
1,994,739
Principal
Amount
a a a a
Corporate Bonds 0.4%
Software 0.4%
a
Haven at Elgin LLC , 5.25% , 12/31/53 .................................... $ 35,660,000 36,022,618
Total Corporate Bonds (Cost $ 35,660,000 ) ......................................
36,022,618
d
Senior Floating Rate Interests 0.2%
Residential REITs 0.2%
a ,e
Centennial Gardens LP, First Lien, Delayed Draw CME Term Loan, 1 , 6.896% ,
( 1-month SOFR + 5.346% ), 2/01/25 .................................... 16,317,314 16,375,320
Total Senior Floating Rate Interests (Cost $ 16,317,314 ) ..........................
16,375,320
Municipal Bonds 98.0%
Alabama 2.6%
Alabama Public Health Care Authority (The) , State of Alabama , Revenue , 2015 ,
Refunding , 5% , 9/01/44 ............................................. 17,085,000 17,120,275
Alabama Special Care Facilities Financing Authority-Birmingham , Ascension Health
Credit Group , Revenue , 2016 B , Refunding , 5% , 11/15/46 ................... 10,000,000 10,105,523
f
Black Belt Energy Gas District ,
Revenue , 2022 F , Mandatory Put , 5.5% , 12/01/28 ......................... 24,715,000 26,272,720
Revenue , 2023 B-2 , Mandatory Put , 5.25% , 12/01/30 ....................... 17,015,000 18,393,833
Revenue , 2023 D-1 , Refunding , Mandatory Put , 5.5% , 2/01/29 ................ 4,000,000 4,268,167
Revenue , 2024 A , Mandatory Put , 5.25% , 9/01/32 ......................... 4,500,000 4,878,379
Chilton County Health Care Authority , County of Chilton Sales Tax , Revenue , 2015 A ,
5% , 11/01/40 ..................................................... 8,425,000 8,489,206
County of Jefferson ,
Sewer , Revenue , 2024 , Refunding , 5.25% , 10/01/49 ....................... 15,500,000 16,546,534
Sewer , Revenue , 2024 , Refunding , 5.5% , 10/01/53 ........................ 24,100,000 26,110,769
g
County of Mobile , Revenue , 144A, 2020 , 4% , 11/01/45 ....................... 13,200,000 12,326,431
f
Energy Southeast A Cooperative District ,
Revenue , 2023 A-1 , Mandatory Put , 5.5% , 1/01/31 ......................... 25,230,000 27,599,274
Revenue , 2023 B-1 , Mandatory Put , 5.75% , 11/01/31 ....................... 15,000,000 16,689,175
Jacksonville Public Educational Building Authority ,
Jacksonville State University , Revenue , 2023 A , AGMC Insured , 5.25% , 8/01/53 ... 8,000,000 8,476,801
Jacksonville State University , Revenue , 2023 A , AGMC Insured , 5.5% , 8/01/58 .... 2,000,000 2,143,733
f
Southeast Energy Authority A Cooperative District ,
Revenue , 2021 B , Mandatory Put , 4% , 12/01/31 ........................... 1,000,000 1,000,999
Revenue , 2022 A-1 , Mandatory Put , 5.5% , 12/01/29 ........................ 12,850,000 13,851,666
Revenue , 2023 B , Mandatory Put , 5% , 6/01/30 ............................ 6,000,000 6,369,572
University of South Alabama , Revenue , 2019 A , BAM Insured , 5% , 4/01/49 ........
5,000,000 5,127,308
225,770,365
Alaska 0.2%
Alaska Municipal Bond Bank Authority , Revenue , 2015 , Refunding , 5% , 10/01/39 ...
12,950,000 13,006,804

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Alaska (continued)
Northern Tobacco Securitization Corp. ,
Revenue, Senior Lien , 2021 A , 1 , Refunding , 4% , 6/01/50 ................... $ 3,250,000 $ 2,942,695
Revenue, Senior Lien , 2021 B-1 , 2 , Refunding , 4% , 6/01/50 .................. 1,115,000 1,119,459
17,068,958
Arizona 2.4%
Arizona Board of Regents , Revenue , 2016 C , 5% , 7/01/42 .....................
6,000,000 6,124,264
Arizona Industrial Development Authority ,
KIPP NYC Public Charter Schools , Revenue , 2021 B , 5% , 7/01/32 ............. 205,000 208,703
KIPP NYC Public Charter Schools , Revenue , 2021 B , 5% , 7/01/33 ............. 220,000 223,648
KIPP NYC Public Charter Schools , Revenue , 2021 B , 4% , 7/01/34 ............. 230,000 225,747
KIPP NYC Public Charter Schools , Revenue , 2021 B , 4% , 7/01/35 ............. 235,000 229,262
KIPP NYC Public Charter Schools , Revenue , 2021 B , 4% , 7/01/36 ............. 220,000 213,296
Leman Academy of Excellence Obligated Group , Revenue , 2022 A , Refunding , 4.5% ,
7/01/54 ........................................................ 10,000,000 8,811,545
f
Chandler Industrial Development Authority , Intel Corp. , Revenue , 2022-1 , Mandatory
Put , 5% , 9/01/27 .................................................. 9,000,000 9,218,949
City of Lake Havasu City , Wastewater System , Revenue , 2015 B , Refunding , AGMC
Insured , 5% , 7/01/40 ............................................... 15,000,000 15,075,863
City of Phoenix Civic Improvement Corp. ,
Airport , Revenue , 2017 A , 5% , 7/01/47 .................................. 10,000,000 10,101,339
Airport , Revenue, Junior Lien , 2017 D , Refunding , 4% , 7/01/40 ............... 25,000,000 25,021,745
Airport , Revenue, Senior Lien , 2018 , 5% , 7/01/48 .......................... 6,000,000 6,105,659
Phoenix Sky Harbor International Airport Customer Facility Charges , Revenue , 2019
A , 4% , 7/01/45 .................................................. 14,985,000 14,295,209
State of Arizona Distribution , Revenue , 2005 B , NATL Insured , 5.5% , 7/01/32 ..... 6,000,000 6,919,358
State of Arizona Distribution , Revenue , 2005 B , NATL Insured , 5.5% , 7/01/34 ..... 5,000,000 5,888,220
State of Arizona Distribution , Revenue , 2005 B , NATL Insured , 5.5% , 7/01/35 ..... 9,860,000 11,711,603
Glendale Industrial Development Authority , People of Faith, Inc. Obligated Group ,
Revenue , 2020 A , 5% , 5/15/56 ........................................ 10,000,000 9,440,285
Maricopa County Industrial Development Authority ,
Banner Health Obligated Group , Revenue , 2019 E , 4% , 1/01/45 ............... 10,000,000 9,819,597
Banner Health Obligated Group , Revenue , 2019 F , 4% , 1/01/45 ............... 25,000,000 24,548,992
Christian Care Obligated Group , Revenue , 2016 A , Pre-Refunded , 5% , 1/01/36 ... 5,000,000 5,108,747
Maricopa County Pollution Control Corp. ,
El Paso Electric Co. , Revenue , 2009 A , Refunding , 3.6% , 2/01/40 ............. 19,500,000 17,530,379
Southern California Edison Co. , Revenue , 2000 A , Refunding , 2.4% , 6/01/35 ..... 5,000,000 4,159,969
Salt River Project Agricultural Improvement & Power District , Revenue , 2023 A , 5% ,
1/01/50 ......................................................... 6,500,000 6,964,900
University of Arizona (The) , Revenue , 2014 , Refunding , 5% , 8/01/44 .............
10,000,000 10,030,789
207,978,068
Arkansas 0.1%
Arkansas Development Finance Authority , Baptist Memorial Health Care Obligated
Group , Revenue , 2020 B-1 , Refunding , 5% , 9/01/44 ........................ 6,100,000 6,246,562
h
City of Centerton ,
Sales & Use Tax , Revenue , 2024 , AGMC Insured , 4% , 11/01/44 ............... 2,250,000 2,176,096
Sales & Use Tax , Revenue , 2024 , AGMC Insured , 4.125% , 11/01/49 ........... 1,400,000 1,352,571
Sales & Use Tax , Revenue , 2024 , AGMC Insured , 4% , 11/01/54 ............... 1,625,000 1,559,525
11,334,754
California 8.1%
g
Align Affordable Housing Bond Fund LP , Coronado Springs Tower LLC , Revenue ,
144A, 2020-2 , A , 4% , 9/01/27 ......................................... 17,835,000 17,673,237
f
Align Capital Trust , Revenue , 2020-4 A , Mandatory Put , 3.75% , 1/01/26 .......... 9,777,791 9,611,072
f
ARC70 II TRUST , Revenue , 2021-1 , A , Mandatory Put , 4% , 12/01/37 ............ 11,360,000 9,968,545

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
f
California Community Choice Financing Authority ,
Revenue , 2023 A-1 , Mandatory Put , 5% , 8/01/29 .......................... $ 5,000,000 $ 5,298,555
Revenue , 2023 C , Mandatory Put , 5.25% , 10/01/31 ........................ 43,250,000 46,461,507
g
California Community Housing Agency ,
Aster Apartments , Revenue, Senior Lien , 144A, 2021 A-1 , 4% , 2/01/56 .......... 22,400,000 19,771,322
Brio Apartments & Next on Lex Apartments , Revenue, Senior Lien , 144A, 2021 A-1 ,
4% , 2/01/56 .................................................... 17,850,000 15,224,263
K Street Flats , Revenue , 144A, 2021 A-1 , 3% , 2/01/57 ...................... 10,000,000 6,973,279
California Statewide Communities Development Authority ,
Enloe Medical Center Obligated Group , Revenue , 2022 A , AGMC Insured , 5% ,
8/15/42 ........................................................ 425,000 456,673
Enloe Medical Center Obligated Group , Revenue , 2022 A , AGMC Insured , 5.125% ,
8/15/47 ........................................................ 620,000 662,422
Enloe Medical Center Obligated Group , Revenue , 2022 A , AGMC Insured , 5.25% ,
8/15/52 ........................................................ 7,815,000 8,354,114
Enloe Medical Center Obligated Group , Revenue , 2022 A , AGMC Insured , 5.375% ,
8/15/57 ........................................................ 12,495,000 13,427,737
g
CMFA Special Finance Agency ,
Latitude33 , Revenue , 144A, 2021 A-1 , 3% , 12/01/56 ....................... 12,000,000 8,497,438
Solana at Grand , Revenue, Senior Lien , 144A, 2021 A-1 , 4% , 8/01/56 .......... 5,300,000 4,722,929
g
CMFA Special Finance Agency Enclave , Revenue, Senior Lien , 144A, 2022 A-1 , 4% ,
8/01/58 ......................................................... 26,500,000 21,180,525
g
CMFA Special Finance Agency XII , Allure Apartments , Revenue, Senior Lien , 144A,
2022 A-1 , 3.25% , 2/01/57 ............................................ 27,500,000 20,688,440
Corona-Norco Unified School District ,
GO , C , AGMC Insured , 6.2% , 8/01/29 .................................. 3,250,000 3,553,293
GO , C , Pre-Refunded , AGMC Insured , 6.8% , 8/01/39 ....................... 8,500,000 9,427,657
GO , C , AGMC Insured , Zero Cpn., 8/01/39 ............................... 7,500,000 3,986,389
g
CSCDA Community Improvement Authority ,
777 Place-Pomona , Revenue, Senior Lien , 144A, 2021 A-1 , 3.6% , 5/01/47 ....... 10,000,000 8,335,655
777 Place-Pomona , Revenue, Senior Lien , 144A, 2021 A-2 , 3.25% , 5/01/57 ...... 12,500,000 8,726,376
Acacia on Santa Rosa Creek , Revenue, Senior Lien , 144A, 2021 A , 4% , 10/01/56 . 13,000,000 11,444,471
Crescent (The) , Revenue, Senior Lien , 144A, 2022 A-2 , 4.3% , 7/01/59 .......... 13,700,000 11,865,488
Escondido Portfolio , Revenue, Senior Lien , 144A, 2021 A-1 , 3% , 6/01/48 ........ 10,000,000 7,181,484
Jefferson Platinum Triangle Apartments , Revenue , 144A, 2021 A-1 , 2.875% , 8/01/41 2,815,000 2,614,718
Monterey Station Apartments , Revenue, Senior Lien , 144A, 2021 A-1 , 3% , 7/01/43 . 7,855,000 6,291,538
Park Crossing Apartments , Revenue, Senior Lien , 144A, 2021 A , 3.25% , 12/01/58 . 18,750,000 13,311,026
Vineyard Garden Apartments , Revenue, Senior Lien , 144A, 2021 A , 3.25% , 10/01/58 14,000,000 9,896,051
Waterscape Apartments , Revenue, Senior Lien , 144A, 2021 A , 3% , 9/01/56 ...... 1,670,000 1,188,433
Westgate Apartments , Revenue, Senior Lien , 144A, 2021 A-1 , 3% , 6/01/47 ...... 15,000,000 10,518,685
Wood Creek Apartments , Revenue, Senior Lien , 144A, 2021 A-1 , 3% , 12/01/49 ... 30,000,000 21,006,108
Wood Creek Apartments , Revenue, Senior Lien , 144A, 2021 A-2 , 4% , 12/01/58 ... 25,000,000 19,430,903
Foothill-Eastern Transportation Corridor Agency ,
Revenue , 2013 A , Refunding , AGMC Insured , 5.4% , 1/15/30 ................. 15,475,000 17,305,239
Revenue , 2013 A , Refunding , 6.85% , 1/15/42 ............................. 20,000,000 23,619,680
M-S-R Energy Authority , Revenue , 2009 B , 6.5% , 11/01/39 ....................
12,500,000 15,940,381
New Haven Unified School District ,
GO , 2009 , AGMC Insured , Zero Cpn., 8/01/31 ............................ 2,055,000 1,654,253
GO , 2009 , AGMC Insured , Zero Cpn., 8/01/32 ............................ 7,830,000 6,065,549
GO , 2009 , AGMC Insured , Zero Cpn., 8/01/33 ............................ 7,660,000 5,701,088
Norman Y Mineta San Jose International Airport SJC , Revenue , 2017 A , Refunding ,
5% , 3/01/47 ...................................................... 23,855,000 23,989,270
Oro Grande Elementary School District ,
COP , 2020 , Refunding , 4% , 9/15/25 .................................... 2,120,000 2,111,016
COP , 2020 , Refunding , 4% , 9/15/27 .................................... 2,400,000 2,412,326
COP , 2020 , Refunding , 4% , 9/15/28 .................................... 2,095,000 2,104,200
Rialto Unified School District , GO , 2011 A , AGMC Insured , Zero Cpn., 8/01/36 ......
20,000,000 12,277,118

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
San Diego County Regional Airport Authority , Revenue, Senior Lien , 2023 B , 5.25% ,
7/01/58 ......................................................... $ 15,000,000 $ 15,844,660
San Francisco City & County Airport Comm-San Francisco International Airport ,
Revenue , 2019 A , Refunding , 5% , 5/01/49 ............................... 26,805,000 27,544,692
Revenue, Second Series , 2019 E , 5% , 5/01/50 ............................ 13,000,000 13,333,772
San Jose Unified School District , GO , 2018 E , 4% , 8/01/42 ....................
10,600,000 10,696,414
San Mateo Foster City School District , GO , A , Zero Cpn., 8/01/42 ...............
50,000,000 53,741,755
San Mateo Union High School District ,
GO , 2011 A , Zero Cpn., 9/01/33 ....................................... 6,065,000 5,788,901
GO , 2011 A , Zero Cpn., 9/01/41 ....................................... 20,000,000 20,861,516
Santa Ana Unified School District ,
GO , 2009 B , AGMC Insured , Zero Cpn., 8/01/35 ........................... 10,000,000 6,799,532
GO , 2009 B , AGMC Insured , Zero Cpn., 8/01/36 ........................... 18,865,000 12,264,452
GO , 2009 B , AGMC Insured , Zero Cpn., 8/01/37 ........................... 10,000,000 6,208,187
i
Southern California Public Power Authority , Revenue , FRN , 2007 B , 5.161% , ( 3-month
TSOF + 1.645% ), 11/01/38 ........................................... 6,000,000 5,881,371
State of California , GO , 2002 , NATL Insured , 5% , 10/01/32 ....................
20,000 20,036
West Contra Costa Unified School District ,
GO , C-1 , Refunding , AGMC Insured , Zero Cpn., 8/01/29 .................... 10,000,000 8,629,689
GO , C-1 , Refunding , AGMC Insured , Zero Cpn., 8/01/30 .................... 20,845,000 17,314,578
GO , C-1 , Refunding , AGMC Insured , Zero Cpn., 8/01/31 .................... 20,000,000 15,950,814
GO , C-1 , Refunding , AGMC Insured , Zero Cpn., 8/01/32 .................... 10,730,000 8,205,066
700,015,888
Colorado 2.7%
g
Access 25 Metropolitan District No. 2 , GO , 144A, 2023 , 6.75% , 12/01/53 .......... 3,555,000 3,739,903
Baseline Metropolitan District No. 1 , GO , 2024 A , Refunding , AGMC Insured , 4% ,
12/01/46 ........................................................ 2,000,000 1,892,764
Brighton Crossing Metropolitan District No. 4 , GO , 2017 A , Refunding , 5% , 12/01/47 .
2,440,000 2,467,229
g
Broadway Park North Metropolitan District No. 2 , GO , 144A, 2020 , Refunding , 5% ,
12/01/49 ........................................................ 1,575,000 1,490,959
City & County of Denver ,
Airport System , Revenue , 1992 C , NATL Insured , ETM, 6.125% , 11/15/25 ....... 1,055,000 1,078,834
Airport System , Revenue , 2018 A , Refunding , 5% , 12/01/37 .................. 10,000,000 10,335,466
Airport System , Revenue , 2018 A , Refunding , 5% , 12/01/43 .................. 5,000,000 5,113,803
Airport System , Revenue , 2018 A , Refunding , 5.25% , 12/01/43 ............... 11,045,000 11,411,093
Airport System , Revenue , 2018 A , Refunding , 5% , 12/01/48 .................. 15,500,000 15,743,903
Airport System , Revenue , 2022 D , Refunding , 5.75% , 11/15/45 ............... 10,000,000 11,108,535
Airport System , Revenue , 2022 D , Refunding , 5% , 11/15/53 .................. 10,000,000 10,299,921
Pledged Excise Tax , Revenue , 2018 A-1 , 5% , 8/01/48 ...................... 39,690,000 40,570,201
Pledged Excise Tax , Revenue , 2018 A-2 , Zero Cpn., 8/01/35 ................. 2,000,000 1,263,082
Pledged Excise Tax , Revenue , 2018 A-2 , Zero Cpn., 8/01/36 ................. 2,500,000 1,499,332
Pledged Excise Tax , Revenue , 2018 A-2 , Zero Cpn., 8/01/37 ................. 2,455,000 1,396,607
Pledged Excise Tax , Revenue , 2018 A-2 , Zero Cpn., 8/01/38 ................. 2,000,000 1,077,282
Colorado Educational & Cultural Facilities Authority , James Irwin Educational
Foundation Obligated Group , Revenue , 2022 , 5% , 9/01/62 ................... 2,200,000 2,200,043
Colorado Health Facilities Authority ,
AdventHealth Obligated Group , Revenue , 2016 A , Refunding , 5% , 11/15/41 ...... 20,505,000 20,838,799
AdventHealth Obligated Group , Revenue , 2018 A , 5% , 11/15/48 ............... 12,000,000 12,323,219
CommonSpirit Health Obligated Group , Revenue , 2019 A-2 , Refunding , 4% , 8/01/49 13,000,000 11,935,609
CommonSpirit Health Obligated Group , Revenue , 2022 A , 5.25% , 11/01/52 ...... 10,500,000 11,241,566
Covenant Living Communities and Services Obligated Group , Revenue , 2020 A ,
Refunding , 4% , 12/01/50 ........................................... 4,930,000 4,290,061
University of Colorado Health Obligated Group , Revenue , 2020 A , Pre-Refunded ,
4% , 9/01/50 .................................................... 1,500,000 1,602,617
Constitution Heights Metropolitan District , GO , 2020 , Refunding , 5% , 12/01/49 .....
1,760,000 1,680,049
g
DIATC Metropolitan District , GO , 144A, 2019 , Refunding , 5% , 12/01/49 ........... 2,000,000 1,922,514

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Colorado (continued)
Evan's Place Metropolitan District , GO , 2020 A-3 , 5% , 12/01/50 .................
$ 1,575,000 $ 1,465,093
g
Fiddlers Business Improvement District , GO , 144A, 2022 , Refunding , 5.55% , 12/01/47 3,500,000 3,591,955
Park Creek Metropolitan District , Westerly Creek District Service Area , Revenue,
Senior Lien , 2018 A , 5% , 12/01/46 ..................................... 2,875,000 2,946,792
Prairie Center Metropolitan District No. 3 , GO , 2024 A , Refunding , 5.875% , 12/15/46 .
1,375,000 1,471,958
Public Authority for Colorado Energy , Revenue , 2008 , 6.5% , 11/15/38 ............
20,000,000 24,094,384
Severance Shores Metropolitan District No. 4 , GO , 2020 A , 5% , 12/01/49 .........
5,745,000 5,530,146
South Maryland Creek Ranch Metropolitan District ,
GO , 2023 , Refunding , AGMC Insured , 5% , 12/01/48 ........................ 800,000 832,424
GO , 2023 , Refunding , AGMC Insured , 5.125% , 12/01/57 .................... 2,150,000 2,244,536
Sterling Ranch Community Authority Board ,
Sterling Ranch Colorado Metropolitan District No. 2 , Revenue , 2020 A , Refunding ,
3.75% , 12/01/40 ................................................. 500,000 447,895
Sterling Ranch Colorado Metropolitan District No. 2 , Revenue , 2020 A , Refunding ,
4.25% , 12/01/50 ................................................. 1,150,000 1,045,774
232,194,348
Connecticut 0.2%
Connecticut State Health & Educational Facilities Authority ,
Hartford HealthCare Obligated Group , Revenue , 2021 A , 4% , 7/01/38 .......... 2,200,000 2,210,138
Hartford HealthCare Obligated Group , Revenue , 2021 A , 4% , 7/01/46 .......... 6,000,000 5,566,702
Stamford Hospital Obligated Group (The) , Revenue , M , Refunding , 4% , 7/01/41 ... 5,000,000 4,795,989
University of Hartford (The) , Revenue , 2022 P , 5.375% , 7/01/52 ............... 6,000,000 5,650,223
18,223,052
Delaware 0.1%
County of Kent ,
CHF-Dover LLC , Revenue , 2018 A , 5% , 7/01/40 ........................... 1,100,000 1,117,249
CHF-Dover LLC , Revenue , 2018 A , 5% , 7/01/48 ........................... 1,485,000 1,491,800
CHF-Dover LLC , Revenue , 2018 A , 5% , 7/01/53 ........................... 1,100,000 1,101,519
Delaware State Economic Development Authority ,
Newark Charter School, Inc. , Revenue , 2021 , Refunding , 4% , 9/01/41 .......... 1,600,000 1,501,471
Newark Charter School, Inc. , Revenue , 2021 , Refunding , 4% , 9/01/51 .......... 3,300,000 2,911,461
8,123,500
Florida 9.6%
Alachua County Health Facilities Authority ,
Oak Hammock at the University of Florida Obligated Group , Revenue , 2022 ,
Refunding , 4% , 10/01/40 ........................................... 2,500,000 2,307,974
Oak Hammock at the University of Florida Obligated Group , Revenue , 2022 ,
Refunding , 4% , 10/01/46 ........................................... 1,750,000 1,516,415
Ave Maria Stewardship Community District , Assessments , Special Assessment , 2022
A , Refunding , 4% , 5/01/42 ........................................... 5,020,000 4,466,010
Babcock Ranch Community Independent Special District ,
Assessment Area 3A , Special Assessment , 2020 , 4% , 5/01/40 ................ 1,840,000 1,759,925
Assessment Area 3A , Special Assessment , 2020 , 4% , 5/01/50 ................ 1,500,000 1,333,489
g
Bannon Lakes Community Development District , Phase 2 , Special Assessment , 144A,
2021 , 3.5% , 5/01/41 ................................................ 700,000 606,504
Brevard County Health Facilities Authority , Health First, Inc. Obligated Group , Revenue ,
2022 A , Refunding , 5% , 4/01/52 ....................................... 10,000,000 10,442,327
Capital Projects Finance Authority ,
CAPFA Capital Corp. 2000F , Revenue , 2020 A-1 , Refunding , 5% , 10/01/31 ...... 1,500,000 1,563,570
Provident Group - Continuum Properties LLC , Revenue, Senior Lien , 2023 A-1 , 5% ,
11/01/53 ....................................................... 2,125,000 2,092,991
Provident Group - Continuum Properties LLC , Revenue, Senior Lien , 2023 A-1 , 5% ,
11/01/58 ....................................................... 2,000,000 1,946,259

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Capital Trust Agency, Inc. ,
g
Revenue , 144A, 2021 A-1 , 3.65% , 12/01/36 .............................. $ 22,800,000 $ 20,013,860
Lutz Preparatory School, Inc. , Revenue , 2021 A , 4% , 6/01/31 ................. 500,000 498,737
Lutz Preparatory School, Inc. , Revenue , 2021 A , 4% , 6/01/41 ................. 325,000 301,959
Lutz Preparatory School, Inc. , Revenue , 2021 A , 4% , 6/01/51 ................. 385,000 332,094
Lutz Preparatory School, Inc. , Revenue , 2021 A , 4% , 6/01/56 ................. 485,000 409,141
g
SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% , 1/01/57 ........... 2,000,000 1,427,897
Capital Trust Authority ,
g
Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 , Refunding , Zero Cpn.,
3/01/29 ........................................................ 56,580,000 45,228,926
Seaside School Consortium, Inc. , Revenue , 2024 A , 5.125% , 6/15/59 ........... 1,485,000 1,453,428
Central Florida Expressway Authority ,
Revenue, Senior Lien , 2016 B , Refunding , 4% , 7/01/39 ..................... 5,000,000 5,022,611
Revenue, Senior Lien , 2016 B , Refunding , 4% , 7/01/40 ..................... 5,825,000 5,826,488
Revenue, Senior Lien , 2018 , 5% , 7/01/48 ................................ 16,000,000 16,504,200
Centre Lake Community Development District ,
Special Assessment , 2021 , 3% , 5/01/42 ................................. 1,140,000 899,885
Special Assessment , 2021 , 4% , 5/01/52 ................................. 1,845,000 1,624,060
City of Atlantic Beach ,
Naval Continuing Care Retirement Foundation Obligated Group , Revenue , 2018 A ,
5% , 11/15/38 ................................................... 1,105,000 1,142,068
Naval Continuing Care Retirement Foundation Obligated Group , Revenue , 2018 A ,
5% , 11/15/53 ................................................... 9,235,000 9,325,509
City of Cape Coral , Water & Sewer , Revenue , 2017 , Refunding , 5% , 10/01/39 ......
10,000,000 10,383,771
City of Cocoa , Water & Sewer , Revenue , 2018 B , 5% , 10/01/48 .................
10,325,000 10,817,483
City of Gainesville ,
Utilities System , Revenue , 2017 A , 5% , 10/01/37 .......................... 5,000,000 5,210,103
Utilities System , Revenue , 2019 A , 5% , 10/01/47 .......................... 28,010,000 29,363,536
Utilities System , Revenue , 2019 A , Pre-Refunded , 5% , 10/01/47 ............... 125,000 137,002
City of Jacksonville ,
Genesis Health, Inc. Obligated Group , Revenue , 2020 , Refunding , 4% , 11/01/45 .. 5,000,000 4,588,627
Genesis Health, Inc. Obligated Group , Revenue , 2020 , Refunding , 5% , 11/01/50 .. 20,000,000 20,402,572
City of Lakeland , Lakeland Regional Health Systems Obligated Group , Revenue , 2015 ,
Refunding , 5% , 11/15/45 ............................................ 7,300,000 7,304,030
City of Melbourne ,
Water & Sewer , Revenue , 2000 A , FGIC Insured , ETM, Zero Cpn., 10/01/26 ...... 1,500,000 1,415,318
Water & Sewer , Revenue , 2002 B , Refunding , NATL Insured , Zero Cpn., 10/01/26 . 4,500,000 4,226,772
City of Miami Beach , Stormwater , Revenue , 2015 , 5% , 9/01/41 .................
10,000,000 10,076,215
City of Palmetto , Renaissance Arts and Education, Inc. , Revenue , 2022 A , Refunding ,
5.25% , 6/01/52 ................................................... 3,000,000 3,054,823
City of Pompano Beach ,
John Knox Village of Florida, Inc. Obligated Group , Revenue , 2020 , Refunding , 4% ,
9/01/50 ........................................................ 4,730,000 4,084,835
John Knox Village of Florida, Inc. Obligated Group , Revenue , 2021 A , 4% , 9/01/56 . 10,150,000 8,512,603
City of South Miami Health Facilities Authority, Inc. ,
Baptist Health South Florida Obligated Group , Revenue , 2017 , Refunding , 4% ,
8/15/47 ........................................................ 5,750,000 5,515,655
Baptist Health South Florida Obligated Group , Revenue , 2017 , Refunding , 5% ,
8/15/47 ........................................................ 7,845,000 8,001,545
City of St. Petersburg , Public Utility , Revenue , 2018 , Refunding , 4% , 10/01/43 ......
15,000,000 14,940,675
City of Tampa ,
H Lee Moffitt Cancer Center & Research Institute Obligated Group , Revenue , 2016
B , Refunding , 5% , 7/01/37 ......................................... 5,000,000 5,076,632
State of Florida Cigarette Tax , Revenue , 2020 A , Zero Cpn., 9/01/35 ............ 755,000 481,498
State of Florida Cigarette Tax , Revenue , 2020 A , Zero Cpn., 9/01/36 ............ 800,000 486,773
County of Broward , Port Facilities , Revenue, Senior Lien , 2019 B , 4% , 9/01/49 .....
15,000,000 13,717,907

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
County of Miami-Dade ,
Seaport Department , Revenue, Senior Lien , 2022 A , Refunding , 5.25% , 10/01/52 .. $ 6,000,000 $ 6,328,850
Transit System , Revenue , 2015 , Refunding , 5% , 7/01/35 .................... 7,000,000 7,059,313
Transit System , Revenue , 2018 , 5% , 7/01/43 ............................. 10,000,000 10,417,027
Transit System , Revenue , 2018 , 4% , 7/01/47 ............................. 5,000,000 4,849,687
Transit System , Revenue , 2020 A , 4% , 7/01/48 ........................... 5,000,000 4,820,668
Water & Sewer System , Revenue , 2019 B , 4% , 10/01/49 .................... 27,500,000 26,178,383
County of Monroe ,
Airport , Revenue , 2022 , 5.25% , 10/01/47 ................................ 1,000,000 1,037,349
Airport , Revenue , 2022 , 5% , 10/01/52 .................................. 1,500,000 1,509,554
County of Osceola , Transportation , Revenue , 2019 A-1 , Refunding , 5% , 10/01/49 ...
4,500,000 4,630,213
Crystal Cay Community Development District , Special Assessment , 2021 , 4% , 5/01/51
1,000,000 882,118
Cypress Mill Community Development District ,
Special Assessment , 2023 , 5% , 5/01/43 ................................. 560,000 571,747
Special Assessment , 2023 , 5% , 5/01/53 ................................. 1,000,000 992,379
g
Downtown Doral South Community Development District , Assessment Area 2 , Special
Assessment , 144A, 2018 , 5% , 12/15/48 ................................. 4,000,000 4,005,461
g
Epperson North Community Development District , Assessment Area 1 , Special
Assessment , 144A, 2018 A-1 , 5.5% , 11/01/39 ............................. 1,490,000 1,536,369
Escambia County Health Facilities Authority ,
Baptist Hospital, Inc. Obligated Group , Revenue , 2020 A , Refunding , 5% , 8/15/36 . 4,165,000 4,363,389
Baptist Hospital, Inc. Obligated Group , Revenue , 2020 A , Refunding , 5% , 8/15/37 . 6,000,000 6,272,859
Baptist Hospital, Inc. Obligated Group , Revenue , 2020 A , Refunding , 5% , 8/15/40 . 4,000,000 4,137,915
Baptist Hospital, Inc. Obligated Group , Revenue , 2020 A , Refunding , 4% , 8/15/45 . 19,465,000 17,750,550
Baptist Hospital, Inc. Obligated Group , Revenue , 2020 A , Refunding , 4% , 8/15/50 . 18,985,000 16,839,818
Everlands Community Development District , Assessment Area 2 , Special Assessment ,
2024 , 5.55% , 6/15/54 ............................................... 1,000,000 1,014,071
Florida Development Finance Corp. ,
Brightline Trains Florida LLC , Revenue , 2024 , Refunding , AGMC Insured , 5.25% ,
7/01/53 ........................................................ 50,000,000 52,076,365
River City Education Obligated Group , Revenue , 2021 A , 4% , 7/01/35 .......... 325,000 316,250
River City Education Obligated Group , Revenue , 2021 A , 4% , 7/01/45 .......... 600,000 536,327
Shands Jacksonville Medical Center Obligated Group , Revenue , 2022 A , Refunding ,
5% , 2/01/33 .................................................... 1,350,000 1,390,795
Shands Jacksonville Medical Center Obligated Group , Revenue , 2022 A , Refunding ,
5% , 2/01/38 .................................................... 1,400,000 1,420,594
Shands Jacksonville Medical Center Obligated Group , Revenue , 2022 A , Refunding ,
5% , 2/01/39 .................................................... 2,750,000 2,775,411
Florida Housing Finance Corp. , Revenue , 2020-1 , GNMA Insured , 2.75% , 7/01/50 ...
1,410,000 996,015
Florida Municipal Loan Council , Shingle Creek Transit & Utility Community
Development District , Special Assessment , 2024 , 5.4% , 5/01/54 ............... 820,000 815,283
Greater Orlando Aviation Authority ,
Revenue , 2017 A , 5% , 10/01/47 ....................................... 10,925,000 11,054,662
Revenue , 2019 A , 4% , 10/01/49 ....................................... 15,000,000 14,208,588
Halifax Hospital Medical Center , Halifax Hospital Medical Center Obligated Group ,
Revenue , 2016 , Refunding , 5% , 6/01/36 ................................. 2,500,000 2,525,835
Heritage Harbour North Community Development District , Special Assessment , 2014 ,
5.125% , 5/01/45 ................................................... 2,170,000 2,199,553
Herons Glen Recreation District ,
Special Assessment , 2020 , Refunding , BAM Insured , 4% , 5/01/45 ............. 1,515,000 1,515,305
Special Assessment , 2020 , Refunding , BAM Insured , 4% , 5/01/50 ............. 1,800,000 1,737,953
Hillsborough County Aviation Authority ,
Revenue , 2015 A , 5% , 10/01/44 ....................................... 5,000,000 5,000,774
Revenue , 2018 E , 5% , 10/01/48 ....................................... 5,000,000 5,084,701
Hillsborough County Industrial Development Authority , Florida Health Sciences Center,
Inc. Obligated Group , Revenue , 2020 A , 4% , 8/01/50 ....................... 6,500,000 5,918,871

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Hollywood Beach Community Development District I , Special Assessment , 2020 ,
Refunding , 4% , 10/01/45 ............................................ $ 4,000,000 $ 3,611,761
Kingman Gate Community Development District , Special Assessment , 2021 , 3.6% ,
6/15/41 ......................................................... 750,000 687,648
g
Knightsbridge Community Development District , Special Assessment , 144A, 2024 ,
5.2% , 6/15/44 .................................................... 245,000 246,830
Lakes by the Bay South Community Development District , Special Assessment , 2024 ,
Refunding , 5% , 5/01/34 ............................................. 2,000,000 2,125,890
Lakewood Ranch Stewardship District , Special Assessment , 2024 , 5.55% , 5/01/54 ..
530,000 534,720
Lee County Industrial Development Authority , Shell Point Obligated Group , Revenue ,
2019 , 5% , 11/15/44 ................................................ 6,360,000 6,553,844
Leomas Landing Community Development District , Assessment Area 1 , Special
Assessment , 2021 , 3.35% , 5/01/41 .................................... 250,000 213,051
g
Leon County Housing Finance Authority , Revenue , 144A, 2022 A , Zero Cpn., 5/01/57 27,000,000 24,192,000
Los Cayos Community Development District ,
Special Assessment , 2024 , 5.25% , 6/15/44 .............................. 850,000 860,906
Special Assessment , 2024 , 5.55% , 6/15/54 .............................. 800,000 810,127
Miami Beach Redevelopment Agency ,
Tax Allocation , 2015 A , Refunding , AGMC Insured , 5% , 2/01/40 ............... 5,000,000 5,010,916
Tax Allocation , 2015 A 2015 B , Refunding , AGMC Insured , 5% , 2/01/44 ......... 12,000,000 12,003,980
Miami-Dade County Expressway Authority ,
Revenue , 2013 A , Refunding , 5% , 7/01/29 ............................... 10,000,000 10,010,104
Revenue , 2013 A , Refunding , 5% , 7/01/32 ............................... 6,375,000 6,380,359
Revenue , A , Refunding , 5% , 7/01/40 ................................... 49,035,000 49,112,029
Miami-Dade County Health Facilities Authority , Variety Children's Hospital Obligated
Group , Revenue , 2017 , Refunding , 4% , 8/01/47 ........................... 3,500,000 3,346,007
Mid-Bay Bridge Authority , Revenue , 2015 A , Refunding , 5% , 10/01/40 ............
5,000,000 5,025,872
Middleton Community Development District A , Phase I , Special Assessment , 2022 ,
6.2% , 5/01/53 .................................................... 4,900,000 5,201,578
North Sumter County Utility Dependent District ,
Revenue, Senior Lien , 2019 , 5% , 10/01/49 ............................... 3,635,000 3,711,572
Revenue, Senior Lien , 2019 , 5% , 10/01/54 ............................... 7,000,000 7,137,500
Palm Beach County Educational Facilities Authority ,
Palm Beach Atlantic University Obligated Group , Revenue , 2021 , Refunding , 4% ,
10/01/41 ....................................................... 3,695,000 3,348,616
Palm Beach Atlantic University Obligated Group , Revenue , 2021 , Refunding , 4% ,
10/01/46 ....................................................... 7,570,000 6,622,565
Palm Beach County Health Facilities Authority ,
ACTS Retirement-Life Communities, Inc. Obligated Group , Revenue , 2020 B , 5% ,
11/15/42 ....................................................... 1,000,000 1,036,864
Lifespace Communities, Inc. Obligated Group , Revenue , 2016 B , 5% , 5/15/36 .... 1,235,000 1,244,241
Lifespace Communities, Inc. Obligated Group , Revenue , 2016 B , 5% , 5/15/41 .... 5,060,000 5,073,990
Lifespace Communities, Inc. Obligated Group , Revenue , 2016 B , 5% , 5/15/47 .... 130,000 130,035
Lifespace Communities, Inc. Obligated Group , Revenue , 2023 C , Refunding ,
7.625% , 5/15/58 ................................................. 1,500,000 1,700,700
Pine Ridge Plantation Community Development District ,
Special Assessment, Senior Lien , 2020 A-1 , Refunding , AGMC Insured , 2.625% ,
5/01/34 ........................................................ 1,200,000 1,011,382
Special Assessment, Senior Lien , 2020 A-1 , Refunding , AGMC Insured , 2.8% ,
5/01/37 ........................................................ 995,000 807,345
Poitras East Community Development District , Special Assessment , 2023 , 5.25% ,
5/01/52 ......................................................... 2,500,000 2,539,390
Preserve at South Branch Community Development District , Phase 3 , Special
Assessment , 2021 , 3.5% , 5/01/41 ..................................... 750,000 684,608
Reunion West Community Development District , Assessment Area 1 , Special
Assessment , 2022 , Refunding , 3% , 5/01/36 .............................. 1,250,000 1,102,735

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Rhodine Road North Community Development District , Assessment Area , Special
Assessment , 2022 , 3.3% , 5/01/42 ..................................... $ 495,000 $ 414,524
River Hall Community Development District , Assessment Area , Special Assessment ,
2021 A-1 , Refunding , 3% , 5/01/36 ..................................... 750,000 640,731
Sarasota County Health Facilities Authority ,
Southwest Florida Retirement Center, Inc. Obligated Group , Revenue , 2017 A , 5% ,
1/01/37 ........................................................ 2,350,000 2,376,758
Southwest Florida Retirement Center, Inc. Obligated Group , Revenue , 2017 A , 5% ,
1/01/42 ........................................................ 1,600,000 1,607,059
Southwest Florida Retirement Center, Inc. Obligated Group , Revenue , 2017 A , 5% ,
1/01/47 ........................................................ 2,450,000 2,443,322
Sunnyside Village Obligated Group , Revenue , 2018 , 5% , 5/15/33 .............. 600,000 616,615
Sunnyside Village Obligated Group , Revenue , 2018 , 5% , 5/15/38 .............. 1,025,000 1,039,566
Sunnyside Village Obligated Group , Revenue , 2018 , 5% , 5/15/48 .............. 1,850,000 1,837,304
Sarasota County Public Hospital District ,
Obligated Group , Revenue , 2022 , 4% , 7/01/52 ............................ 15,000,000 14,024,961
Sarasota County Public Hospital District Obligated Group , Revenue , 2018 , 4% ,
7/01/48 ........................................................ 10,000,000 9,408,523
South Broward Hospital District , South Broward Hospital District Obligated Group ,
Revenue , 2018 , 5% , 5/01/45 ......................................... 20,715,000 21,164,070
South Creek Community Development District , Assessment Area 1 , Special
Assessment , 2021 , 3.25% , 6/15/41 .................................... 500,000 414,444
South Fork East Community Development District ,
Assessments , Special Assessment , 2021 , Refunding , 3% , 5/01/26 ............. 100,000 99,016
Assessments , Special Assessment , 2021 , Refunding , 3% , 5/01/31 ............. 246,000 231,772
Assessments , Special Assessment , 2021 , Refunding , 3% , 5/01/38 ............. 597,000 506,044
St. Johns County Industrial Development Authority , Presbyterian Retirement
Communities, Inc. Obligated Group , Revenue , 2020 A , Refunding , 4% , 8/01/55 ... 7,250,000 6,270,051
Tampa Bay Water , Revenue , 2024 A , 5.25% , 10/01/54 ........................
8,000,000 8,916,698
Tampa Sports Authority , Revenue , 1995 , NATL Insured , 6.1% , 10/01/26 ...........
1,000,000 1,034,798
Timber Creek Southwest Community Development District ,
Special Assessment , 2020 , 4% , 6/15/40 ................................. 1,000,000 911,822
Special Assessment , 2020 , 4% , 6/15/50 ................................. 2,000,000 1,687,532
Tohoqua Community Development District , Phase 2 , Special Assessment , 2021 ,
4% , 5/01/51 ...................................................... 1,175,000 986,811
Touchstone Community Development District , Special Assessment, Senior Lien , 2022
A-1 , 5.5% , 5/01/53 ................................................. 1,800,000 1,862,535
Town of Palm Beach , GO , 2018 , 4% , 7/01/43 ..............................
5,000,000 5,026,341
h
Two Lakes Community Development District , Special Assessment , 2024 , 5% , 5/01/55 1,720,000 1,759,215
University of North Florida Financing Corp. (The) , University of North Florida Dormitory
Facilities , Revenue , 2016 , Refunding , AGMC Insured , 5% , 11/01/35 ............ 5,000,000 5,122,844
g
Village Community Development District No. 15 ,
Special Assessment , 144A, 2024 , 4.55% , 5/01/44 ......................... 750,000 751,418
Special Assessment , 144A, 2024 , 4.8% , 5/01/55 .......................... 1,750,000 1,749,955
Phase I , Special Assessment , 144A, 2023 , 5% , 5/01/43 ..................... 1,500,000 1,548,590
Phase I , Special Assessment , 144A, 2023 , 5.25% , 5/01/54 ................... 6,075,000 6,275,880
Volusia County Educational Facility Authority ,
Embry-Riddle Aeronautical University, Inc. , Revenue , 2017 , Refunding , 5% , 10/15/47 5,000,000 5,089,480
Embry-Riddle Aeronautical University, Inc. , Revenue , 2020 A , Refunding , 5% ,
10/15/49 ....................................................... 3,000,000 3,086,352
Wildwood Utility Dependent District , Revenue , 2023 , AGMC Insured , 5.5% , 10/01/53 .
6,970,000 7,575,659
829,175,559
Georgia 3.8%
Atlanta Development Authority (The) ,
City of Atlanta Hotel Motel Tax , Revenue , 2015 A-1 , 5.25% , 7/01/44 ............ 3,000,000 3,022,767
Tuff Yamacraw LLC , Revenue , 2005 A , Refunding , AMBAC Insured , 5% , 1/01/25 .. 6,955,000 6,962,651

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Georgia (continued)
Atlanta Development Authority (The), (continued)
Tuff Yamacraw LLC , Revenue , 2005 A , Refunding , AMBAC Insured , 5% , 1/01/26 .. $ 5,000,000 $ 5,063,490
Tuff Yamacraw LLC , Revenue , 2005 A , Refunding , AMBAC Insured , 5% , 1/01/27 .. 5,000,000 5,134,527
Brookhaven Development Authority , Children's Healthcare of Atlanta Obligated Group ,
Revenue , 2019 A , 4% , 7/01/49 ........................................ 15,040,000 14,401,779
City of Atlanta ,
Airport Passenger Facility Charge , Revenue , 2023 E , 5.25% , 7/01/43 ........... 4,250,000 4,598,689
Airport Passenger Facility Charge , Revenue, Sub. Lien , 2019 D , 4% , 7/01/36 ..... 15,800,000 15,791,931
Water & Wastewater , Revenue , 2015 , Refunding , 5% , 11/01/40 ............... 10,000,000 10,060,680
Water & Wastewater , Revenue , 2018 B , Refunding , 5% , 11/01/47 .............. 4,845,000 4,986,305
Columbia County Hospital Authority , WellStar Health System Obligated Group ,
Revenue , 2023 A , 5.125% , 4/01/53 .................................... 1,875,000 1,983,317
Coweta County Development Authority , Piedmont Healthcare, Inc. Obligated Group ,
Revenue , 2019 A , Refunding , 5% , 7/01/44 ............................... 10,000,000 10,383,124
Development Authority for Fulton County , Piedmont Healthcare, Inc. Obligated Group ,
Revenue , 2019 A , 4% , 7/01/49 ........................................ 20,000,000 19,004,954
Development Authority of Burke County (The) ,
Oglethorpe Power Corp. , Revenue , 2017 C , Refunding , 4.125% , 11/01/45 ....... 2,500,000 2,326,508
Oglethorpe Power Corp. , Revenue , 2017 D , Refunding , 4.125% , 11/01/45 ....... 18,500,000 17,216,163
g
Development Authority of Rockdale County , AHPC Terraces at Fieldstone LLC ,
Revenue , 144A, 2021 A-1 , 3.5% , 12/01/36 ............................... 39,080,000 32,860,426
Fayette County Hospital Authority ,
Piedmont Healthcare, Inc. Obligated Group , Revenue , 2014 A , Refunding , 5% ,
7/01/39 ........................................................ 6,420,000 6,432,162
Piedmont Healthcare, Inc. Obligated Group , Revenue , 2016 A , 5% , 7/01/46 ...... 15,000,000 15,148,740
Fulton County Residential Care Facilities for the Elderly Authority , Lenbrook Square
Foundation Obligated Group , Revenue , 2016 , Refunding , 5% , 7/01/42 .......... 5,000,000 5,021,864
Glynn-Brunswick Memorial Hospital Authority , Southeast Georgia Health System
Obligated Group , Revenue , 2017 , 5% , 8/01/47 ............................ 2,250,000 2,222,907
Main Street Natural Gas, Inc. ,
Revenue , 2007 A , 5.5% , 9/15/28 ...................................... 5,000,000 5,324,333
f
Revenue , 2021 C , Mandatory Put , 4% , 12/01/28 ........................... 16,500,000 16,716,006
f
Revenue , 2022 A , Mandatory Put , 4% , 12/01/29 ........................... 14,500,000 14,665,101
f,g
Revenue , 144A, 2022 C , Mandatory Put , 4% , 11/01/27 ...................... 22,155,000 22,086,056
f
Revenue , 2023 D , Mandatory Put , 5% , 12/01/30 ........................... 33,595,000 35,831,315
f
Revenue , 2023 E-1 , Mandatory Put , 5% , 6/01/31 .......................... 20,000,000 21,270,456
Municipal Electric Authority of Georgia ,
Revenue , 2021 A , Refunding , 5% , 1/01/63 ............................... 7,920,000 7,988,091
Revenue , 2022 A , 5.5% , 7/01/63 ...................................... 2,500,000 2,660,650
Revenue , 2023 A , 5.5% , 7/01/64 ...................................... 5,000,000 5,338,709
Private Colleges & Universities Authority , Emory University , Revenue , 2013 A , 5% ,
10/01/43 ........................................................ 10,000,000 10,019,658
324,523,359
Hawaii 1.3%
City & County Honolulu ,
Wastewater System , Revenue, Senior Lien , 2018 A , 5% , 7/01/47 .............. 15,000,000 15,465,183
Wastewater System , Revenue, Senior Lien , 2024 A , 5.25% , 7/01/54 ............ 7,000,000 7,702,110
State of Hawaii ,
Airports System , Revenue , 2018 A , 5% , 7/01/43 ........................... 20,805,000 21,240,486
Airports System , Revenue , 2018 A , 5% , 7/01/48 ........................... 21,315,000 21,639,932
Airports System , Revenue , 2022 A , 4% , 7/01/47 ........................... 10,000,000 9,348,465
Airports System , Revenue , 2022 A , 5% , 7/01/47 ........................... 13,200,000 13,675,658
Department of Budget & Finance , Revenue , 2019 , Refunding , 3.2% , 7/01/39 ..... 10,000,000 8,184,368
Department of Budget & Finance , Revenue , 2019 , 3.5% , 10/01/49 ............. 17,035,000 12,978,456
110,234,658

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Idaho 0.2%
Idaho Health Facilities Authority ,
St. Luke's Health System Ltd. Obligated Group , Revenue , 2018 A , Refunding , 5% ,
3/01/37 ........................................................ $ 7,750,000 $ 8,087,298
Trinity Health Corp. Obligated Group , Revenue , 2019 ID , 4% , 12/01/43 ......... 6,000,000 5,907,793
Idaho Housing & Finance Association ,
White Pine Charter School, Inc. , Revenue , 2023 A , 5.5% , 5/01/43 ............. 350,000 370,666
White Pine Charter School, Inc. , Revenue , 2023 A , 5.75% , 5/01/48 ............. 525,000 558,526
White Pine Charter School, Inc. , Revenue , 2023 A , 5.75% , 5/01/58 ............. 1,000,000 1,052,589
15,976,872
Illinois 5.9%
Chicago Board of Education , Dedicated Capital Improvement Tax , Revenue , 2023 ,
5.75% , 4/01/48 ................................................... 20,000,000 21,830,796
Chicago Midway International Airport ,
Revenue, Second Lien , 2016 B , Refunding , 5% , 1/01/46 .................... 10,000,000 10,058,858
Revenue, Senior Lien , 2023 A , Refunding , BAM Insured , 5.5% , 1/01/53 ......... 6,000,000 6,439,769
Chicago O'Hare International Airport ,
Revenue, Senior Lien , 2016 D , 5.25% , 1/01/42 ............................ 10,000,000 10,260,322
Revenue, Senior Lien , 2016 D , 5% , 1/01/47 .............................. 18,000,000 18,275,823
Revenue, Senior Lien , 2017 D , Refunding , 5% , 1/01/52 ..................... 6,335,000 6,360,191
Revenue, Senior Lien , 2018 A , Refunding , 5% , 1/01/53 ..................... 10,000,000 10,141,887
Revenue, Senior Lien , 2022 A , 5% , 1/01/55 .............................. 36,500,000 37,338,818
Chicago Park District ,
GO , 2020 C , BAM Insured , 4% , 1/01/41 ................................. 1,400,000 1,372,757
GO , 2020 C , BAM Insured , 4% , 1/01/42 ................................. 4,300,000 4,184,451
GO , 2020 D , BAM Insured , 4% , 1/01/37 ................................. 1,000,000 1,004,695
GO , 2020 D , BAM Insured , 4% , 1/01/38 ................................. 1,000,000 1,002,621
Chicago Transit Authority Sales Tax Receipts Fund , Revenue, Second Lien , 2022 A ,
Refunding , 5% , 12/01/57 ............................................ 15,000,000 15,515,663
City of Chicago ,
GO , 2023 A , 5.5% , 1/01/39 ........................................... 1,050,000 1,128,795
GO , 2023 A , 5.5% , 1/01/40 ........................................... 1,300,000 1,389,554
GO , 2023 A , 5.5% , 1/01/43 ........................................... 3,875,000 4,028,078
GO , 2024 A , 5% , 1/01/44 ............................................ 1,500,000 1,539,372
GO , 2024 A , 5% , 1/01/45 ............................................ 3,130,000 3,203,578
GO , 2024 A , 5.25% , 1/01/45 .......................................... 5,690,000 5,919,486
City of Galesburg , Knox College , Revenue , 2021 A , Refunding , 4% , 10/01/46 ......
7,000,000 6,098,438
City of Granite City , Waste Management of Illinois, Inc. , Revenue , 2002 , 1.25% ,
5/01/27 ......................................................... 5,750,000 5,364,351
Illinois Finance Authority ,
Bradley University , Revenue , 2021 A , Refunding , 4% , 8/01/46 ................ 2,250,000 1,972,266
Bradley University , Revenue , 2021 A , Refunding , 4% , 8/01/51 ................ 4,650,000 3,929,558
Christian Homes, Inc. Obligated Group , Revenue , 2021 A , 4% , 5/15/41 ......... 3,480,000 2,053,200
Christian Homes, Inc. Obligated Group , Revenue , 2021 B , Refunding , 3.25% ,
5/15/27 ........................................................ 1,640,757 968,047
Lawndale Educational & Regional Network Charter School Obligated Group ,
Revenue , 2021 , Refunding , 4% , 11/01/41 .............................. 750,000 685,202
Lawndale Educational & Regional Network Charter School Obligated Group ,
Revenue , 2021 , Refunding , 4% , 11/01/51 .............................. 1,000,000 858,907
Lawndale Educational & Regional Network Charter School Obligated Group ,
Revenue , 2021 , Refunding , 4% , 11/01/56 .............................. 750,000 631,030
Mercy Health Corp. Obligated Group , Revenue , 2016 , Refunding , 5% , 12/01/46 ... 30,000,000 30,245,628
Illinois Housing Development Authority , Revenue , 2022 G , GNMA Insured , 5% ,
10/01/46 ........................................................ 3,500,000 3,600,667
Macon County School District No. 61 Decatur ,
GO , 2020 C , Refunding , AGMC Insured , 4% , 1/01/40 ....................... 3,700,000 3,692,525
GO , 2020 C , Refunding , AGMC Insured , 4% , 1/01/45 ....................... 3,125,000 2,973,298

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Illinois (continued)
Metropolitan Pier & Exposition Authority ,
Revenue , 1996 , ETM, 7% , 7/01/26 ..................................... $ 3,330,000 $ 3,459,113
State of Illinois McCormick Place Expansion Project Fund , Revenue , 2002 A , NATL
Insured , Zero Cpn., 12/15/37 ........................................ 10,000,000 5,885,739
State of Illinois McCormick Place Expansion Project Fund , Revenue , 2020 A ,
Refunding , 5% , 6/15/50 ............................................ 8,500,000 8,701,679
State of Illinois McCormick Place Expansion Project Fund , Revenue , 2022 A ,
Refunding , 4% , 6/15/52 ............................................ 36,000,000 32,948,665
Southwestern Illinois Development Authority ,
Madison County Community Unit School District No. 7 Edwardsville , Revenue , 2007 ,
AGMC Insured , Zero Cpn., 12/01/24 .................................. 1,370,000 1,365,203
Madison County Community Unit School District No. 7 Edwardsville , Revenue , 2007 ,
AGMC Insured , ETM, Zero Cpn., 12/01/24 ............................. 2,480,000 2,472,342
Madison County Community Unit School District No. 7 Edwardsville , Revenue , 2007 ,
AGMC Insured , Zero Cpn., 12/01/26 .................................. 2,465,000 2,285,169
Madison County Community Unit School District No. 7 Edwardsville , Revenue , 2007 ,
AGMC Insured , ETM, Zero Cpn., 12/01/26 ............................. 5,235,000 4,907,069
State of Illinois ,
GO , 2016 , 5% , 11/01/35 ............................................. 1,000,000 1,019,721
GO , 2017 A , 5% , 12/01/36 ........................................... 6,070,000 6,257,229
GO , 2017 A , 4.25% , 12/01/40 ......................................... 3,150,000 3,146,147
GO , 2017 D , 5% , 11/01/28 ........................................... 6,425,000 6,749,475
GO , 2019 A , 5% , 11/01/28 ........................................... 10,000,000 10,670,808
GO , 2019 C , 4% , 11/01/40 ........................................... 2,500,000 2,432,190
GO , 2020 , 5.75% , 5/01/45 ........................................... 7,965,000 8,648,093
GO , 2020 C , 4% , 10/01/38 ........................................... 9,750,000 9,599,943
GO , 2020 C , 4% , 10/01/39 ........................................... 4,585,000 4,492,770
GO , 2021 A , 4% , 3/01/38 ............................................ 5,000,000 4,944,623
GO , 2021 B , 5% , 3/01/25 ............................................ 4,500,000 4,519,823
GO , 2022 B , 5% , 10/01/30 ........................................... 14,650,000 15,894,837
GO , 2022 B , 5% , 10/01/31 ........................................... 26,500,000 28,999,228
GO , 2022 C , 5% , 10/01/38 ........................................... 15,000,000 16,149,675
GO , 2022 C , 5.5% , 10/01/40 ......................................... 18,050,000 19,961,051
GO , 2022 C , 5.5% , 10/01/41 ......................................... 10,000,000 11,014,428
GO , 2022 C , 5.5% , 10/01/44 ......................................... 16,000,000 17,451,021
GO , 2023 B , 5.5% , 5/01/47 .......................................... 2,500,000 2,700,319
Tri-County River Valley Development Authority ,
Cedars of Lebanon Affordable LLC , Revenue , 2021 A , Pre-Refunded , 3.75% ,
12/01/36 ....................................................... 9,910,000 10,186,035
Cedars of Lebanon Affordable LLC , Revenue , 2021 B , Pre-Refunded , 5.75% ,
12/01/36 ....................................................... 780,000 788,950
a ,g
Upper Illinois River Valley Development Authority ,
2018 IAVF Timber Oaks & Prairie View Obligated Group , Revenue , 144A, 2020 A ,
Refunding , 4% , 12/01/40 ........................................... 7,565,000 7,154,221
2018 IAVF Timber Oaks & Prairie View Obligated Group , Revenue , 144A, 2020 A ,
Refunding , 4.5% , 12/01/50 ......................................... 34,795,000 30,981,468
509,855,665
Indiana 2.2%
City of Carmel , Waterworks , Revenue , 2024 C , Refunding , BAM Insured , 5.25% ,
5/01/51 ......................................................... 2,150,000 2,269,433
City of Whiting , BP Products North America, Inc. , Revenue , 2021 , 3% , 11/01/51 .....
10,000,000 8,196,246
Hammond Multi-School Building Corp. , Hammond School City , Revenue , 2018 , 5% ,
7/15/38 ......................................................... 3,000,000 3,120,519
Indiana Finance Authority ,
BHI Senior Living Obligated Group , Revenue , 2016 A , 5.25% , 11/15/46 ......... 11,955,000 12,053,430
BHI Senior Living Obligated Group , Revenue , 2018 A , 5% , 11/15/53 ............ 15,000,000 14,976,842

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Indiana (continued)
Indiana Finance Authority, (continued)
BHI Senior Living Obligated Group , Revenue , 2021 A , Refunding , 4% , 11/15/41 ... $ 7,250,000 $ 6,764,338
CHF - Tippecanoe LLC , Revenue , 2023 A , 5% , 6/01/53 ..................... 2,300,000 2,348,176
CHF - Tippecanoe LLC , Revenue , 2023 A , 5.125% , 6/01/58 .................. 1,650,000 1,687,454
CHF - Tippecanoe LLC , Revenue , 2023 A , 5.375% , 6/01/64 .................. 6,010,000 6,208,394
Citizens Wastewater of Westfield LLC , Revenue , 2019 A , Refunding , 5% , 10/01/48 16,665,000 17,203,369
CWA Authority, Inc. , Revenue, First Lien , 2012 A , 4% , 10/01/42 ............... 24,690,000 23,766,789
Greencroft Goshen Obligated Group , Revenue , 2021 A , Refunding , 4% , 11/15/43 .. 7,000,000 6,273,772
Greencroft Goshen Obligated Group , Revenue , 2021 A , Refunding , 4% , 11/15/51 .. 3,000,000 2,507,112
Greencroft Goshen Obligated Group , Revenue , 2023 A , Refunding , 4% , 11/15/37 .. 5,000,000 4,812,696
Indianapolis Power & Light Co. , Revenue , 2021 A , Refunding , 1.4% , 8/01/29 ..... 5,000,000 4,369,869
Marion County Capital Improvement Board , Revenue , 2015 A , Refunding , 5.25% ,
2/01/37 ........................................................ 10,000,000 10,088,314
Ohio Valley Electric Corp. , Revenue , 2010 B , 2.5% , 11/01/30 ................. 3,925,000 3,598,064
Indiana Municipal Power Agency ,
Revenue , 2016 A , Refunding , 4% , 1/01/42 ............................... 5,860,000 5,840,094
Revenue , 2016 A , Refunding , 5% , 1/01/42 ............................... 20,000,000 20,347,120
Indianapolis Local Public Improvement Bond Bank ,
Revenue , 2019 A , 4% , 2/01/44 ........................................ 3,000,000 2,999,025
Revenue , 2019 A , 5% , 2/01/49 ........................................ 30,000,000 31,164,441
Revenue, Senior Lien , 2023 E , 6.125% , 3/01/57 ........................... 2,750,000 2,995,933
193,591,430
Iowa 0.8%
Iowa Finance Authority ,
Iowa Fertilizer Co. LLC , Revenue , 2022 , Pre-Refunded , 5% , 12/01/50 .......... 9,650,000 11,028,654
Iowa Health System Obligated Group , Revenue , 2018 B , Refunding , 5% , 2/15/48 .. 7,500,000 7,699,599
Lifespace Communities, Inc. Obligated Group , Revenue , 2016 A , 5% , 5/15/36 .... 1,400,000 1,410,475
Lifespace Communities, Inc. Obligated Group , Revenue , 2016 A , 5% , 5/15/41 .... 3,600,000 3,609,953
Lifespace Communities, Inc. Obligated Group , Revenue , 2018 A , 5% , 5/15/48 .... 3,225,000 3,220,499
f
Lifespace Communities, Inc. Obligated Group , Revenue , 2021 B , Refunding ,
Mandatory Put , 3.924% , 5/15/26 ..................................... 8,250,000 7,828,569
Lifespace Communities, Inc. Obligated Group , Revenue , 2023 B , Refunding , 6.75% ,
5/15/33 ........................................................ 2,000,000 2,267,719
Lifespace Communities, Inc. Obligated Group , Revenue , 2023 B , Refunding , 7.25% ,
5/15/38 ........................................................ 2,750,000 3,153,662
Lifespace Communities, Inc. Obligated Group , Revenue , 2023 B , Refunding , 7.5% ,
5/15/53 ........................................................ 4,120,000 4,659,597
Iowa Tobacco Settlement Authority ,
Revenue , 2021 A-2 , 1 , Refunding , 4% , 6/01/49 ............................ 20,730,000 19,393,620
Revenue , 2021 B-1 , 2 , Refunding , 4% , 6/01/49 ........................... 2,840,000 2,813,575
67,085,922
Kansas 0.3%
Wyandotte County-Kansas City Unified Government ,
Utility System , Revenue , 2016 C , Refunding , 5% , 9/01/41 ................... 5,000,000 5,098,124
Utility System , Revenue , 2016 C , Refunding , 5% , 9/01/46 ................... 16,565,000 16,863,621
21,961,745
Kentucky 1.1%
City of Hazard , Appalachian Regional Healthcare Obligated Group , Revenue , 2021 ,
Refunding , 3% , 7/01/46 ............................................. 2,000,000 1,525,135
City of Owensboro , Water , Revenue , 2018 , Refunding , BAM Insured , 4% , 9/15/45 ...
5,000,000 4,888,197
County of Boyle , Centre College of Kentucky , Revenue , 2017 , Pre-Refunded , 5% ,
6/01/37 ......................................................... 2,000,000 2,044,514
County of Carroll ,
Kentucky Utilities Co. , Revenue , 2008 A , Refunding , 2% , 2/01/32 .............. 3,000,000 2,479,222

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Kentucky (continued)
County of Carroll, (continued)
f
Kentucky Utilities Co. , Revenue , 2016 A , Refunding , Mandatory Put , 1.55% , 9/01/26 $ 2,000,000 $ 1,895,703
County of Warren , Bowling Green-Warren County Community Hospital Corp. , Revenue ,
2012 A , 5% , 10/01/33 ............................................... 1,000,000 1,000,445
Hopkins County School District Finance Corp. , Revenue , 2021 , 2% , 2/01/41 .......
2,340,000 1,566,120
Kentucky Bond Development Corp. ,
Revenue , 2018 A , 5% , 9/01/48 ........................................ 2,500,000 2,545,604
Centre College of Kentucky , Revenue , 2021 , 4% , 6/01/51 .................... 1,350,000 1,211,146
Transylvania University , Revenue , 2019 B , 4% , 3/01/49 ..................... 2,500,000 2,165,685
Transylvania University , Revenue , 2021 A , Refunding , 4% , 3/01/46 ............. 735,000 650,589
Transylvania University , Revenue , 2021 A , Refunding , 4% , 3/01/49 ............. 330,000 285,870
Kentucky Economic Development Finance Authority , CommonSpirit Health Obligated
Group , Revenue , 2019 A-2 , Refunding , 5% , 8/01/49 ........................ 21,200,000 21,636,336
Kentucky Municipal Power Agency ,
Revenue , 2015 A , Refunding , NATL Insured , 5% , 9/01/42 .................... 10,000,000 10,033,837
Revenue , 2016 A , Refunding , NATL Insured , 5% , 9/01/35 .................... 7,750,000 7,880,121
Revenue , 2016 A , Refunding , NATL Insured , 5% , 9/01/36 .................... 8,015,000 8,128,319
Revenue , 2019 A , Refunding , 4% , 9/01/45 ............................... 2,000,000 1,795,419
f
Kentucky Public Energy Authority , Revenue , 2022 A-2 , Mandatory Put , 4.429% , ( SOFR
+ 1.2% ), 8/01/30 .................................................. 5,000,000 5,010,433
Kentucky Rural Water Finance Corp. , Revenue , 2001 A , 5% , 2/01/26 .............
55,000 55,073
Kentucky State Property & Building Commission , Commonwealth of Kentucky ,
Revenue , 5% , 4/01/38 .............................................. 2,500,000 2,581,144
Lewis County School District Finance Corp. , Revenue , 2021 , 2% , 2/01/41 .........
2,000,000 1,315,811
Louisville and Jefferson County ,
Metropolitan Sewer District , Revenue , 2017 A , 4% , 5/15/48 .................. 2,750,000 2,617,947
Metropolitan Sewer District , Revenue , 2018 A , Refunding , 4% , 5/15/38 .......... 5,000,000 5,003,858
Louisville/Jefferson County Metropolitan Government , Louisville Gas and Electric Co. ,
Revenue , 2003 A , Refunding , 2% , 10/01/33 .............................. 4,000,000 3,186,666
Scott County School District Finance Corp. , Scott County Board of Education ,
Revenue , 2018 , 4% , 6/01/38 ......................................... 1,615,000 1,617,798
Shelby County School District Finance Corp. , Shelby County Public School District ,
Revenue , 2018 , 4% , 8/01/38 ......................................... 3,465,000 3,423,035
University of Kentucky , Revenue , 2014 A , 4% , 4/01/44 ........................
2,250,000 2,142,992
98,687,019
Louisiana 3.0%
City of Shreveport ,
Water & Sewer , Revenue , 2016 B , 5% , 12/01/41 .......................... 10,000,000 10,170,374
Water & Sewer , Revenue, Junior Lien , 2019 B , AGMC Insured , 4% , 12/01/44 ..... 6,535,000 6,248,281
Lafayette Consolidated Government , Revenue , 2015 , Refunding , AGMC Insured , 5% ,
11/01/30 ........................................................ 5,000,000 5,071,933
g
Louisiana Local Government Environmental Facilities & Community Development
Authority ,
City of New Orleans , Revenue , 144A, 2021 , 4% , 11/01/46 ................... 9,400,000 8,785,344
Parish of Assumption , Revenue , 144A, 2021 , 3.875% , 11/01/45 ............... 4,880,000 4,487,137
Parish of St. Bernard , Revenue , 144A, 2021 , 4% , 11/01/45 ................... 2,000,000 1,872,816
Parish of St. Charles , Revenue , 144A, 2022 , 4.5% , 11/01/47 ................. 9,455,000 9,528,443
Parish of St. John the Baptist , Revenue , 144A, 2019 , 3.9% , 11/01/44 ........... 2,110,000 1,952,078
Parish of St. Tammany LA GOMESA , Revenue , 144A, 2020 , 3.875% , 11/01/45 .... 5,820,000 5,351,463
a
Patriot Services Group Obligated Group , Revenue , 144A, 2021 A , 4% , 10/01/43 ... 3,877,088 3,537,455
a
Patriot Services Group Obligated Group , Revenue , 144A, 2021 A , 4.25% , 10/01/48 6,350,000 5,744,845
a
Patriot Services Group Obligated Group , Revenue , 144A, 2021 A , 4.5% , 10/01/53 . 8,000,000 7,344,000
a
Patriot Services Group Obligated Group , Revenue , 144A, 2021 A , 5% , 10/01/61 ... 10,000,000 9,737,000
Louisiana Public Facilities Authority ,
Calcasieu Bridge Partners LLC , Revenue, Senior Lien , 2024 , 5.5% , 9/01/59 ...... 2,000,000 2,134,485
Calcasieu Bridge Partners LLC , Revenue, Senior Lien , 2024 , 5.75% , 9/01/64 ..... 41,570,000 45,006,534

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Louisiana (continued)
Louisiana Public Facilities Authority, (continued)
Franciscan Missionaries of Our Lady Health System Obligated Group , Revenue ,
2017 A , 5% , 7/01/47 .............................................. $ 10,000,000 $ 10,147,959
Louisiana State University & Agricultural & Mechanical College Auxiliary , Revenue ,
2016 A , 5% , 7/01/51 .............................................. 9,000,000 9,037,461
Louisiana State University & Agricultural & Mechanical College Auxiliary , Revenue ,
2016 A , 5% , 7/01/56 .............................................. 17,595,000 17,638,774
Ochsner Clinic Foundation Obligated Group , Revenue , 2017 , Refunding , 5% , 5/15/46 27,500,000 27,842,279
Ochsner Clinic Foundation Obligated Group , Revenue , 2020 A , Refunding , AGMC
Insured , 3% , 5/15/47 .............................................. 9,925,000 8,128,977
g
Provident Group - HSC Properties, Inc. , Revenue , 144A, 2020 A-1 , 5.375% , 1/01/40 2,500,000 2,383,868
g
Provident Group - HSC Properties, Inc. , Revenue , 144A, 2020 A-1 , 5.5% , 1/01/50 . 14,000,000 12,824,521
New Orleans Aviation Board , Louis Armstrong New Orleans International Airport ,
Revenue , 2017 B , 5% , 1/01/48 ........................................ 9,675,000 9,699,507
Parish of East Baton Rouge Capital Improvements District , MovEBR Sales Tax ,
Revenue , 2019 , 4% , 8/01/44 ......................................... 6,000,000 6,000,279
f
Parish of St. John the Baptist , Marathon Oil Corp. , Revenue , 2017 B-2 , Refunding ,
Mandatory Put , 2.375% , 7/01/26 ...................................... 5,000,000 4,901,656
Port New Orleans Board of Commissioners ,
Revenue , 2020 E , 5% , 4/01/44 ........................................ 8,110,000 8,359,490
Revenue , 2020 E , 5% , 4/01/47 ........................................ 10,000,000 10,233,088
Terrebonne Levee & Conservation District , Sales Tax , Revenue , 2020 B , Refunding ,
4% , 6/01/40 ...................................................... 5,065,000 5,027,753
259,197,800
Maryland 1.6%
City of Baltimore ,
Wastewater Utility Fund , Revenue , 2014 C , 5% , 7/01/39 ..................... 10,000,000 10,010,295
Wastewater Utility Fund , Revenue , 2014 C , 5% , 7/01/44 ..................... 10,000,000 10,005,591
Water Utility Fund , Revenue , 2014 A , 5% , 7/01/39 ......................... 9,430,000 9,442,249
Water Utility Fund , Revenue , 2014 A , 5% , 7/01/44 ......................... 5,500,000 5,504,094
Maryland Economic Development Corp. ,
Morgan View & Thurgood Marshall Student Housing , Revenue , 2020 , 4.25% , 7/01/50 1,000,000 921,300
Morgan View & Thurgood Marshall Student Housing , Revenue , 2020 , 5% , 7/01/56 . 1,415,000 1,434,504
Purple Line Transit Partners LLC , Revenue , 2022 A , 5% , 11/12/28 ............. 10,000,000 10,216,358
Purple Line Transit Partners LLC , Revenue , 2022 B , 5.25% , 6/30/52 ........... 10,000,000 10,407,763
University of Maryland College Park , Revenue , 2024 , AGMC Insured , 5% , 7/01/54 . 10,000,000 10,426,850
Maryland Health & Higher Educational Facilities Authority ,
Adventist Healthcare Obligated Group , Revenue , 2016 A , 5.5% , 1/01/46 ......... 12,500,000 12,664,006
Adventist Healthcare Obligated Group , Revenue , 2021 B , 4% , 1/01/51 .......... 23,000,000 20,325,910
MedStar Health Obligated Group , Revenue , 2015 , Refunding , 5% , 8/15/42 ....... 13,285,000 13,319,886
MedStar Health Obligated Group , Revenue , 2017 A , 5% , 5/15/45 .............. 15,465,000 15,751,171
Town of Chestertown ,
Washington College , Revenue , 2021 A , Refunding , 5% , 3/01/33 ............... 3,205,000 3,310,053
Washington College , Revenue , 2021 A , Refunding , 4% , 3/01/35 ............... 3,455,000 3,283,090
137,023,120
Massachusetts 1.8%
Commonwealth of Massachusetts ,
GO , 2016 G , 4% , 9/01/42 ............................................ 20,000,000 19,895,018
GO , 2018 E , 5.25% , 9/01/43 ......................................... 10,000,000 10,572,843
Transportation Fund , Revenue , 2017 A , 5% , 6/01/47 ....................... 25,055,000 25,725,637
Transportation Fund , Revenue , 2018 A , 5% , 6/01/48 ....................... 15,000,000 15,530,042
Massachusetts Bay Transportation Authority , Sales Tax , Revenue , 2005 A , 5% , 7/01/28
10,000,000 10,844,891
Massachusetts Development Finance Agency ,
Mass General Brigham, Inc. , Revenue , 2017 S-1 , Refunding , 4% , 7/01/41 ....... 15,415,000 15,182,775
Springfield College , Revenue , 2021 A , 4% , 6/01/56 ........................ 3,000,000 2,413,390

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Massachusetts (continued)
Massachusetts Development Finance Agency, (continued)
g
Waste Management of Massachusetts, Inc. , Revenue , 144A, 2002 , 1.25% , 5/01/27 $ 3,250,000 $ 3,032,024
Worcester Polytechnic Institute , Revenue , 2019 , 5% , 9/01/59 ................. 10,000,000 10,355,554
Massachusetts Educational Financing Authority ,
Revenue , 2017 B , Refunding , 4.25% , 7/01/46 ............................. 2,000,000 1,852,432
Revenue , 2021 C , 3% , 7/01/51 ........................................ 3,200,000 2,230,851
Revenue, Senior Lien , 2023 B , 4.25% , 7/01/44 ............................ 4,500,000 4,343,413
Massachusetts Port Authority , Revenue , 2021 E , 5% , 7/01/51 ..................
24,870,000 25,630,960
University of Massachusetts Building Authority , Revenue, Senior Lien , 2014-1 , 5% ,
11/01/39 ........................................................ 8,185,000 8,191,606
155,801,436
Michigan 0.6%
City of Detroit ,
Great Lakes Water Authority Sewage Disposal System , Revenue, Second Lien , 2006
B , NATL Insured , 5% , 7/01/36 ....................................... 10,000 10,014
Great Lakes Water Authority Water Supply System , Revenue, Senior Lien , 2003 A ,
NATL Insured , 5% , 7/01/34 ......................................... 10,000 10,014
Michigan Finance Authority ,
Tobacco Settlement , Revenue, Senior Lien , 2020 A , 1 , Refunding , 4% , 6/01/36 ... 1,000,000 1,008,437
Tobacco Settlement , Revenue, Senior Lien , 2020 A , 1 , Refunding , 4% , 6/01/37 ... 2,000,000 2,008,937
Tobacco Settlement , Revenue, Senior Lien , 2020 A , 1 , Refunding , 4% , 6/01/38 ... 1,500,000 1,500,008
Tobacco Settlement , Revenue, Senior Lien , 2020 A , 1 , Refunding , 4% , 6/01/39 ... 250,000 247,316
Tobacco Settlement , Revenue, Senior Lien , 2020 A , 1 , Refunding , 4% , 6/01/40 ... 2,250,000 2,201,373
Tobacco Settlement , Revenue, Senior Lien , 2020 A , 1 , Refunding , 4% , 6/01/49 ... 4,000,000 3,597,501
Tobacco Settlement , Revenue, Senior Lien , 2020 B-1 , 2 , Refunding , 5% , 6/01/49 .. 1,665,000 1,699,927
Michigan State Housing Development Authority , Revenue , 2023 B , Refunding , 5% ,
6/01/54 ......................................................... 3,500,000 3,555,861
Michigan Strategic Fund ,
State of Michigan Department of Transportation , Revenue , 2018 , 5% , 6/30/48 .... 12,445,000 12,615,901
United Methodist Retirement Communities, Inc. Obligated Group , Revenue , 2019 ,
Refunding , 5% , 11/15/49 ........................................... 7,000,000 6,299,044
Pontiac School District , GO , 2020 , 4% , 5/01/50 .............................
8,665,000 8,300,979
Wayne County Airport Authority , Detroit Metropolitan Wayne County Airport , Revenue ,
2023 B , AGMC Insured , 5.5% , 12/01/48 ................................. 5,000,000 5,438,383
48,493,695
Minnesota 0.1%
h
Minneapolis-St. Paul Metropolitan Airports Commission , Revenue , 2024 B , 5.25% ,
1/01/49 ......................................................... 6,000,000 6,358,323
Mississippi 0.9%
Medical Center Educational Building Corp. , Mississippi State Institutions of Higher
Learning , Revenue , 2023 A , 4% , 6/01/53 ................................ 6,000,000 5,718,173
Mississippi Business Finance Corp. , System Energy Resources, Inc. , Revenue , 2021 ,
Refunding , 2.375% , 6/01/44 .......................................... 7,000,000 4,443,629
Mississippi Development Bank ,
City of Jackson Water & Sewer System , Revenue , 2013 , AGMC Insured , 6.875% ,
12/01/40 ....................................................... 3,400,000 3,459,693
g
County of Jackson , Revenue , 144A, 2021 , 3.625% , 11/01/36 ................. 2,800,000 2,662,157
a
Mississippi Home Corp. ,
g
Patriot Services Group Obligated Group , Revenue , 144A, 2021 A-5 , 3.5% , 6/01/33 . 584,263 558,029
g
Patriot Services Group Obligated Group , Revenue , 144A, 2021 A-5 , 4% , 6/01/46 .. 1,000,000 887,100
g
Patriot Services Group Obligated Group , Revenue , 144A, 2021 A-5 , 4.5% , 6/01/62 . 17,965,177 15,996,194
g
Patriot Services Group Obligated Group , Revenue , 144A, 2021 B-5 , 5.2% , 6/01/36 5,600,000 5,589,920
Patriot Services Group Pascagoula Portfolio II Obligated Group , Revenue , 2021 D-8 ,
4.15% , 6/01/46 .................................................. 3,464,038 3,142,575

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Mississippi (continued)
a
Mississippi Home Corp., (continued)
Patriot Services Group Pascagoula Portfolio II Obligated Group , Revenue , 2021 D-8 ,
4.65% , 6/01/62 .................................................. $ 5,381,952 $ 4,926,101
Mississippi Hospital Equipment & Facilities Authority ,
Baptist Memorial Health Care Obligated Group , Revenue , 2016 A , 5% , 9/01/36 ... 6,350,000 6,416,827
Baptist Memorial Health Care Obligated Group , Revenue , 2016 A , 5% , 9/01/46 ... 20,000,000 20,032,924
73,833,322
Missouri 0.6%
Health & Educational Facilities Authority of the State of Missouri ,
BJC Healthcare Obligated Group , Revenue , 2015 A , 4% , 1/01/45 .............. 20,005,000 19,452,614
Lutheran Senior Services Obligated Group , Revenue , 2016 B , Refunding , 5% ,
2/01/46 ........................................................ 4,000,000 4,020,386
Mercy Health , Revenue , 2023 , 5% , 12/01/52 ............................. 5,000,000 5,236,597
Kansas City Industrial Development Authority , City of Kansas City Airport , Revenue ,
2019 B , AGMC Insured , 5% , 3/01/49 ................................... 20,000,000 20,350,158
St. Louis Municipal Finance Corp. , City of St. Louis , Revenue , 2020 , AGMC Insured ,
5% , 10/01/45 ..................................................... 5,000,000 5,167,244
54,226,999
Montana 0.2%
Montana Facility Finance Authority ,
Billings Clinic Obligated Group , Revenue , 2018 A , Refunding , 5% , 8/15/48 ....... 10,000,000 10,184,536
Kalispell Regional Medical Center Obligated Group , Revenue , 2018 B , Refunding ,
5% , 7/01/43 .................................................... 6,440,000 6,492,458
16,676,994
Nebraska 0.5%
f
Central Plains Energy Project , Revenue , 2022-1 , Mandatory Put , 5% , 10/01/29 ..... 10,000,000 10,552,870
Gretna Public Schools , GO , 2022 , 4% , 12/15/47 ............................
12,935,000 12,662,452
Omaha Public Power District Nebraska City Station Unit 2 , Revenue , 2016 A ,
Refunding , 5% , 2/01/49 ............................................. 10,000,000 10,134,942
Public Power Generation Agency , Revenue , 2016 A , Refunding , 5% , 1/01/39 .......
7,340,000 7,484,046
40,834,310
Nevada 0.2%
Carson City , Carson Tahoe Regional Healthcare Obligated Group , Revenue , 2017 ,
Refunding , 5% , 9/01/47 ............................................. 2,775,000 2,801,569
Las Vegas Convention & Visitors Authority , County of Clark & City of Las Vegas
Combined Room Tax , Revenue , 2018 B , 5% , 7/01/43 ....................... 10,000,000 10,323,574
Reno-Tahoe Airport Authority ,
Revenue , 2024 A , 5.25% , 7/01/49 ..................................... 2,700,000 2,859,606
Revenue , 2024 A , 5.25% , 7/01/54 ..................................... 1,860,000 1,966,967
17,951,716
New Hampshire 0.4%
New Hampshire Business Finance Authority ,
h,i
Revenue , FRN , 2024-3 , A , 4.163% , 10/20/41 ............................. 4,992,803 4,799,468
Presbyterian Homes Obligated Group , Revenue , 2023 A , 5.25% , 7/01/48 ........ 2,250,000 2,379,177
Roseville Sustainable Energy Partner LLC , Revenue , 2024 C , 5.25% , 7/01/54 .... 15,285,000 15,799,577
New Hampshire Health and Education Facilities Authority Act ,
Elliot Hospital Obligated Group , Revenue , 2016 , Refunding , 5% , 10/01/38 ....... 4,000,000 4,052,288
University System of New Hampshire , Revenue , 2015 , Refunding , 5% , 7/01/45 ... 10,350,000 10,394,216
37,424,726

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New Jersey 3.1%
Camden County Improvement Authority (The) , KIPP Cooper Norcross Obligated Group ,
Revenue , 2022 , 6% , 6/15/62 ......................................... $ 5,075,000 $ 5,400,343
City of Newark , Mass Transit Access Tax , Revenue , 2022 , AGMC Insured , 6% ,
11/15/62 ........................................................ 4,000,000 4,593,070
New Jersey Economic Development Authority ,
State of New Jersey , Revenue , 2020 A , 5% , 11/01/44 ....................... 15,000,000 15,584,181
State of New Jersey , Revenue , 2022 A , 5% , 11/01/52 ....................... 10,000,000 10,526,400
New Jersey Educational Facilities Authority , State of New Jersey , Revenue , 2016 B ,
5% , 9/01/36 ...................................................... 14,000,000 14,244,251
New Jersey Higher Education Student Assistance Authority ,
Revenue , 2021 C , Refunding , 3.25% , 12/01/51 ........................... 2,000,000 1,455,917
Revenue, Senior Lien , 2018 A , 4% , 12/01/33 ............................. 745,000 744,333
Revenue, Senior Lien , 2020 B , 3.5% , 12/01/39 ............................ 4,950,000 4,761,326
Revenue, Senior Lien , 2023 B , 4% , 12/01/44 ............................. 8,000,000 7,554,736
New Jersey Transportation Trust Fund Authority ,
State of New Jersey , Revenue , 2009 A , BAM Insured , Zero Cpn., 12/15/39 ....... 25,000,000 13,743,082
State of New Jersey , Revenue , 2015 AA , 5% , 6/15/45 ...................... 15,000,000 15,057,232
State of New Jersey , Revenue , 2018 A , Refunding , 5% , 12/15/36 .............. 7,000,000 7,341,835
State of New Jersey , Revenue , 2019 AA , 5.25% , 6/15/43 .................... 5,000,000 5,258,081
State of New Jersey , Revenue , 2020 AA , 5% , 6/15/35 ...................... 3,000,000 3,244,915
State of New Jersey , Revenue , 2020 AA , 5% , 6/15/37 ...................... 5,220,000 5,604,376
State of New Jersey , Revenue , 2020 AA , 5% , 6/15/38 ...................... 1,000,000 1,070,819
State of New Jersey , Revenue , 2020 AA , 5% , 6/15/39 ...................... 4,240,000 4,527,315
State of New Jersey , Revenue , 2020 AA , 5% , 6/15/40 ...................... 2,500,000 2,660,927
State of New Jersey , Revenue , 2020 AA , 5% , 6/15/45 ...................... 18,935,000 19,897,171
State of New Jersey , Revenue , 2020 AA , 4% , 6/15/50 ...................... 39,000,000 37,581,574
State of New Jersey , Revenue , 2021 A , Refunding , 5% , 6/15/31 ............... 7,250,000 7,994,172
State of New Jersey , Revenue , 2021 A , Refunding , 5% , 6/15/33 ............... 1,250,000 1,368,007
State of New Jersey , Revenue , 2022 BB , 4% , 6/15/46 ...................... 17,000,000 16,431,617
State of New Jersey , Revenue , 2022 CC , Pre-Refunded , 5.5% , 6/15/50 ......... 2,000,000 2,342,814
New Jersey Turnpike Authority , Revenue , 2015 E , Refunding , 5% , 1/01/45 ........
11,475,000 11,499,425
Tobacco Settlement Financing Corp. , Revenue , 2018 B , Refunding , 5% , 6/01/46 ....
42,240,000 42,373,026
262,860,945
New Mexico 0.4%
City of Farmington , Public Service Co. of New Mexico , Revenue , 2016 B , Refunding ,
2.15% , 4/01/33 ................................................... 21,800,000 17,698,805
New Mexico Hospital Equipment Loan Council ,
Presbyterian Healthcare Services Obligated Group , Revenue , 2017 A , Refunding ,
5% , 8/01/46 .................................................... 15,000,000 15,295,782
San Juan Regional Medical Center, Inc. , Revenue , 2020 , Refunding , 4% , 6/01/33 . 1,000,000 973,240
San Juan Regional Medical Center, Inc. , Revenue , 2020 , Refunding , 4% , 6/01/35 . 1,000,000 949,353
34,917,180
New York 8.4%
Buffalo & Erie County Industrial Land Development Corp. , D'Youville University ,
Revenue , 2020 A , Refunding , 4% , 11/01/40 .............................. 2,200,000 1,932,293
City of New York ,
GO , 2018 E-1 , 5% , 3/01/41 .......................................... 11,355,000 11,811,111
GO , 2022 D-1 , 5.5% , 5/01/46 ......................................... 2,500,000 2,756,046
GO , 2023 A-1 , 4% , 9/01/46 .......................................... 6,000,000 5,861,917
Empire State Development Corp. , State of New York Personal Income Tax , Revenue ,
2020 A , 4% , 3/15/45 ................................................ 36,905,000 36,167,214
Metropolitan Transportation Authority ,
Revenue , 2015 A-1 , 5% , 11/15/40 ..................................... 7,000,000 7,035,269
Revenue , 2016 A-1 , 5.25% , 11/15/56 ................................... 15,000,000 15,126,249
Revenue , 2016 D , Refunding , 5% , 11/15/31 .............................. 1,180,000 1,207,079

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
Metropolitan Transportation Authority, (continued)
Revenue , 2019 A-2 , 5% , 11/15/45 ..................................... $ 46,270,000 $ 47,597,523
Revenue , 2020 A-1 , 4% , 11/15/45 ..................................... 10,000,000 9,621,306
Revenue , 2020 A-1 , 5% , 11/15/47 ..................................... 24,300,000 25,265,242
Revenue , 2020 D , 5% , 11/15/44 ....................................... 35,000,000 36,661,727
Revenue , 2020 D , 4% , 11/15/50 ....................................... 20,000,000 18,962,854
Revenue , 2020 E , Refunding , 4% , 11/15/45 .............................. 905,000 870,728
Revenue , 2021 A-1 , 4% , 11/15/44 ..................................... 6,725,000 6,496,091
New York City Industrial Development Agency , Yankee Stadium LLC , Revenue , 2020 A ,
Refunding , AGMC Insured , 4% , 3/01/45 ................................. 6,000,000 5,821,427
New York City Municipal Water Finance Authority ,
Water & Sewer System , Revenue , 2015 HH , Refunding , 5% , 6/15/39 ........... 15,000,000 15,127,108
Water & Sewer System , Revenue , 2017 CC-1 , Refunding , 5% , 6/15/46 ......... 32,500,000 33,249,333
Water & Sewer System , Revenue , 2019 DD-1 , 5.25% , 6/15/49 ................ 12,000,000 12,577,930
New York City Transitional Finance Authority ,
Future Tax Secured , Revenue , 2016 E-1 , 5% , 2/01/38 ...................... 10,000,000 10,145,975
Future Tax Secured , Revenue , 2017 F-1 , 5% , 5/01/42 ...................... 11,095,000 11,414,696
Future Tax Secured , Revenue , 2018 C-2 , 5% , 5/01/38 ...................... 11,945,000 12,514,932
Future Tax Secured , Revenue , 2018 C-3 , 4% , 5/01/43 ...................... 19,800,000 19,588,417
Future Tax Secured , Revenue , 2020 B-1 , 4% , 11/01/47 ..................... 10,000,000 9,678,995
New York Liberty Development Corp. ,
Revenue , 2021 A , Refunding , 3% , 11/15/51 .............................. 10,000,000 7,627,472
Goldman Sachs Headquarters LLC , Revenue , 2005 , Refunding , 5.25% , 10/01/35 .. 40,000,000 45,953,012
Goldman Sachs Headquarters LLC , Revenue , 2007 , 5.5% , 10/01/37 ........... 24,995,000 29,550,476
New York State Dormitory Authority ,
State of New York Personal Income Tax , Revenue , 2015 B , 5% , 2/15/40 ......... 20,000,000 20,063,752
State of New York Personal Income Tax , Revenue , 2020 A , Refunding , 4% , 3/15/48 5,000,000 4,916,447
State of New York Sales Tax , Revenue , 2017 A , 5% , 3/15/43 ................. 10,000,000 10,250,108
State of New York Sales Tax , Revenue , 2018 A , 5% , 3/15/39 ................. 13,270,000 13,868,830
State of New York Sales Tax , Revenue , 2018 C , Refunding , 5% , 3/15/37 ........ 23,000,000 24,157,047
State of New York Sales Tax , Revenue , 2018 E , Refunding , 5% , 3/15/44 ........ 16,000,000 16,647,488
State of New York Sales Tax , Revenue , 2018 E , Refunding , 5% , 3/15/45 ........ 60,365,000 62,681,742
State of New York Sales Tax , Revenue , 2018 E , Pre-Refunded , 5% , 3/15/46 ...... 5,000 5,423
New York State Thruway Authority ,
Revenue , 2019 B , 4% , 1/01/50 ........................................ 20,000,000 19,176,720
Revenue, Junior Lien , 2016 A , 5% , 1/01/46 .............................. 9,000,000 9,101,076
State of New York Personal Income Tax , Revenue , 2022 A , Refunding , 4% , 3/15/44 7,000,000 6,895,560
State of New York Personal Income Tax , Revenue , 2022 A , Refunding , 4% , 3/15/51 12,115,000 11,677,295
New York Transportation Development Corp. ,
Delta Air Lines, Inc. , Revenue , 2018 , 5% , 1/01/32 .......................... 5,000,000 5,110,637
Delta Air Lines, Inc. , Revenue , 2018 , 5% , 1/01/36 .......................... 5,560,000 5,650,376
Delta Air Lines, Inc. , Revenue , 2020 , 5% , 10/01/40 ......................... 9,360,000 9,663,035
Delta Air Lines, Inc. , Revenue , 2023 , 5.625% , 4/01/40 ...................... 5,000,000 5,371,549
JFK International Air Terminal LLC , Revenue , 2022 , 5% , 12/01/33 ............. 7,500,000 8,028,469
j
JFK Millennium Partners LLC , Revenue , 2024 A , Refunding , AGMC Insured , 5.25% ,
12/31/54 ....................................................... 12,500,000 13,185,115
JFK NTO LLC , Revenue , 2023 , AGMC Insured , 5.125% , 6/30/60 .............. 2,000,000 2,052,780
JFK NTO LLC , Revenue , 2023 , 5.375% , 6/30/60 .......................... 2,500,000 2,591,278
JFK NTO LLC , Revenue , 2024 , AGMC Insured , 5% , 6/30/54 ................. 13,500,000 13,863,358
Port Authority of New York & New Jersey , Revenue , 218 , 4% , 11/01/47 ...........
13,500,000 12,589,409
Triborough Bridge & Tunnel Authority , Revenue , 2022 A , 4% , 11/15/52 ............
10,000,000 9,669,396
727,839,312
North Carolina 0.5%
Greater Asheville Regional Airport Authority , Revenue , 2022 A , AGMC Insured , 5.5% ,
7/01/52 ......................................................... 5,000,000 5,337,104

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
North Carolina (continued)
North Carolina Medical Care Commission , Presbyterian Homes Obligated Group ,
Revenue , 2020 A , 5% , 10/01/50 ....................................... $ 2,200,000 $ 2,246,189
North Carolina Turnpike Authority ,
Revenue , 2009 B , AGMC Insured , Zero Cpn., 1/01/33 ...................... 25,000,000 18,411,490
Revenue , 2009 B , AGMC Insured , Zero Cpn., 1/01/34 ...................... 15,000,000 10,559,263
Revenue , 2009 B , AGMC Insured , Zero Cpn., 1/01/35 ...................... 15,215,000 10,221,084
46,775,130
North Dakota 0.7%
City of Grand Forks ,
Altru Health System Obligated Group , Revenue , 2021 , Refunding , 4% , 12/01/38 .. 2,300,000 2,158,667
Altru Health System Obligated Group , Revenue , 2021 , Refunding , 4% , 12/01/41 .. 3,875,000 3,526,292
Altru Health System Obligated Group , Revenue , 2023 A , AGMC Insured , 5% ,
12/01/53 ....................................................... 2,440,000 2,517,183
City of Horace , GO , 2023 B , Refunding , 5.125% , 7/01/25 .....................
14,500,000 14,510,568
State Board of Higher Education of the State of North Dakota ,
Revenue , 2019 A , AGMC Insured , 4% , 4/01/44 ............................ 10,000,000 9,752,468
Revenue , 2019 A , AGMC Insured , 4% , 4/01/50 ............................ 9,620,000 8,924,282
University of North Dakota ,
COP , 2018 A , 5% , 4/01/48 ........................................... 5,500,000 5,624,911
COP , 2018 A , 5% , 4/01/57 ........................................... 10,000,000 10,201,195
57,215,566
Ohio 1.8%
Akron Bath Copley Joint Township Hospital District ,
Summa Health System Obligated Group , Revenue , 2020 , Refunding , 4% , 11/15/37 3,915,000 3,735,920
Summa Health System Obligated Group , Revenue , 2020 , Refunding , 4% , 11/15/38 5,700,000 5,397,123
American Municipal Power, Inc. , Combined Hydroelectric , Revenue , 2016 A ,
Refunding , 5% , 2/15/46 ............................................. 20,000,000 20,201,836
Buckeye Tobacco Settlement Financing Authority , Revenue, Senior Lien , 2020 A-2 , 1 ,
Refunding , 4% , 6/01/48 ............................................. 4,505,000 4,042,802
Cleveland-Cuyahoga County Port Authority , County of Cuyahoga , Revenue , 2013 , 5% ,
7/01/37 ......................................................... 6,000,000 6,636,896
County of Butler , UC Health Obligated Group , Revenue , 2016 , Refunding , 5% ,
11/15/45 ........................................................ 7,500,000 7,436,213
County of Franklin ,
Ohio Living Obligated Group , Revenue , 2022 , 4% , 7/01/40 ................... 10,405,000 9,399,097
Ohio Living Obligated Group , Revenue , 2022 , Pre-Refunded , 4% , 7/01/40 ....... 5,000 5,332
County of Hamilton ,
Life Enriching Communities Obligated Group , Revenue , 2023 A , 5.75% , 1/01/53 ... 4,530,000 4,764,469
UC Health Obligated Group , Revenue , 2020 , 5% , 9/15/50 ................... 7,500,000 7,515,176
Northeast Ohio Regional Sewer District , Revenue , 2017 , Refunding , 4% , 11/15/38 ..
10,000,000 10,067,011
Ohio Higher Educational Facility Commission ,
Case Western Reserve University , Revenue , 2021 A , Refunding , 4% , 12/01/44 .... 6,815,000 6,705,516
Judson Obligated Group , Revenue , 2020 A , Refunding , 5% , 12/01/42 ........... 1,350,000 1,356,971
Judson Obligated Group , Revenue , 2020 A , Refunding , 5% , 12/01/45 ........... 1,185,000 1,184,935
Judson Obligated Group , Revenue , 2020 A , Refunding , 5% , 12/01/50 ........... 2,530,000 2,475,760
Ohio Turnpike & Infrastructure Commission , Revenue, Junior Lien , 2013 A-4 , 5.75% ,
2/15/35 ......................................................... 35,000,000 40,064,902
State of Ohio ,
Cleveland Clinic Health System Obligated Group , Revenue , 2019 B , 4% , 1/01/46 .. 10,000,000 9,786,897
Premier Health Partners Obligated Group , Revenue , 2020 , Refunding , 4% , 11/15/38 640,000 613,713
Premier Health Partners Obligated Group , Revenue , 2020 , Refunding , 4% , 11/15/40 855,000 805,251
Summit County Development Finance Authority , UAkronPark, Inc. , Revenue , 2023 , 6% ,
12/01/58 ........................................................ 9,665,000 10,562,399
152,758,219

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Oklahoma 0.2%
Edmond Public Works Authority , Revenue , 2017 , 5% , 7/01/47 ..................
$ 4,500,000 $ 4,595,739
Oklahoma Turnpike Authority , Revenue , 2023 , 5.5% , 1/01/53 ...................
6,000,000 6,586,550
Oklahoma Water Resources Board , Revenue , 2023 B , 4% , 10/01/48 .............
4,000,000 3,909,279
15,091,568
Oregon 1.1%
County of Yamhill , Linfield University , Revenue , 2020 A , Refunding , 5% , 10/01/50 ...
12,210,000 11,770,775
Oregon City School District No. 62 , GO , 2018 B , Refunding , 5% , 6/15/49 ..........
10,000,000 10,360,103
Port of Portland ,
Airport , Revenue , 25 B , 5% , 7/01/44 .................................... 2,450,000 2,509,649
Airport , Revenue , 27 A , 5% , 7/01/38 .................................... 10,000,000 10,411,089
Airport , Revenue , 27 A , 5% , 7/01/45 .................................... 10,000,000 10,299,461
Airport , Revenue , 28 , 5% , 7/01/52 ..................................... 13,755,000 14,149,815
Airport , Revenue , 29 , 5.5% , 7/01/48 .................................... 18,500,000 20,129,835
State of Oregon ,
Housing & Community Services Department , Revenue , 2018 A , 3.6% , 1/01/33 .... 5,080,000 5,037,396
Housing & Community Services Department , Revenue , 2018 D , 3.8% , 7/01/34 .... 4,695,000 4,688,052
Washington Clackamas & Yamhill Counties School District No. 88J ,
GO , 2018 A , Zero Cpn., 6/15/42 ....................................... 5,900,000 2,570,311
GO , 2018 A , Zero Cpn., 6/15/43 ....................................... 5,500,000 2,263,815
94,190,301
Pennsylvania 1.6%
Allegheny County Sanitary Authority , Revenue , 2013 , Refunding , BAM Insured , 5.25% ,
12/01/44 ........................................................ 5,000,000 5,006,494
Allentown Commercial and Industrial Development Authority ,
h
Executive Education Academy Charter School , Revenue , 2024 , Refunding , 5% ,
7/01/59 ........................................................ 5,000,000 4,968,300
Lincoln Leadership Academy Charter School , Revenue , 2023 , 6% , 6/15/53 ....... 1,600,000 1,691,918
Commonwealth Financing Authority , Commonwealth of Pennsylvania , Revenue , 2015
A , 5% , 6/01/33 .................................................... 4,550,000 4,587,783
g
Erie County Industrial Development Authority , CFC - Erie I LLC , Revenue , 144A, 2024
A , 6.75% , 9/01/61 ................................................. 10,000,000 10,078,045
Huntingdon County General Authority , Juniata College , Revenue , 2021 TT-3 ,
Refunding , 5% , 10/01/51 ............................................ 5,000,000 4,790,665
Lancaster Industrial Development Authority ,
Landis Homes Obligated Group , Revenue , 2021 , Refunding , 4% , 7/01/31 ........ 350,000 352,061
Landis Homes Obligated Group , Revenue , 2021 , Refunding , 4% , 7/01/37 ........ 345,000 341,939
Landis Homes Obligated Group , Revenue , 2021 , Refunding , 4% , 7/01/56 ........ 3,300,000 2,838,757
Lehigh County General Purpose Authority ,
Lehigh Valley Academy Regional Charter School , Revenue , 2022 , 4% , 6/01/52 .... 13,785,000 11,786,254
Lehigh Valley Academy Regional Charter School , Revenue , 2022 , 4% , 6/01/57 .... 5,000,000 4,186,810
Montgomery County Industrial Development Authority ,
ACTS Retirement-Life Communities, Inc. Obligated Group , Revenue , 2020 C , 4% ,
11/15/43 ....................................................... 600,000 572,992
ACTS Retirement-Life Communities, Inc. Obligated Group , Revenue , 2020 C , 5% ,
11/15/45 ....................................................... 1,000,000 1,028,827
Meadowood Corp. Obligated Group (The) , Revenue , 2018 A , Refunding , 5% ,
12/01/48 ....................................................... 9,000,000 9,012,288
Pennsylvania Economic Development Financing Authority ,
Commonwealth of Pennsylvania Motor License Fund , Revenue , 2022 , 5.25% ,
6/30/53 ........................................................ 4,000,000 4,120,158
Commonwealth of Pennsylvania Motor License Fund , Revenue , 2022 , 6% , 6/30/61 5,020,000 5,493,612
Presbyterian Homes Obligated Group , Revenue , 2023 B-1 , 5.25% , 7/01/49 ...... 1,000,000 1,056,077
UPMC Obligated Group , Revenue , 2022 A , Refunding , 4% , 2/15/40 ............ 5,240,000 5,198,875
Pennsylvania Housing Finance Agency ,
Revenue , 2022-139 A , Refunding , 4% , 10/01/37 ........................... 9,100,000 8,859,171

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
Pennsylvania Housing Finance Agency, (continued)
Revenue , 2023-143 A , 5.45% , 4/01/51 .................................. $ 10,000,000 $ 10,421,926
Pennsylvania Turnpike Commission ,
Revenue , 2020 B , 5% , 12/01/50 ....................................... 8,000,000 8,434,090
Revenue , 2023 A , Refunding , 5% , 12/01/53 .............................. 7,585,000 8,098,080
Philadelphia Gas Works Co. , Revenue , 16th A , AGMC Insured , 4% , 8/01/45 .......
1,000,000 983,867
School District of Philadelphia (The) ,
GO , 2016 F , Refunding , 5% , 9/01/33 ................................... 6,415,000 6,550,996
GO , 2016 F , Refunding , 5% , 9/01/36 ................................... 4,090,000 4,164,350
State Public School Building Authority , School District of Philadelphia (The) , Revenue ,
2016 A , Refunding , AGMC Insured , 5% , 6/01/32 ........................... 10,000,000 10,307,806
134,932,141
Rhode Island 0.1%
Rhode Island Housing & Mortgage Finance Corp. , Revenue , 10 A , 6.5% , 4/01/27 ...
130,000 130,296
Rhode Island Student Loan Authority ,
Revenue, Senior Lien , 2021 A , 5% , 12/01/27 ............................. 1,000,000 1,041,883
Revenue, Senior Lien , 2021 A , 5% , 12/01/29 ............................. 2,025,000 2,142,000
Revenue, Senior Lien , 2024 A , 4.125% , 12/01/43 .......................... 2,700,000 2,566,461
5,880,640
South Carolina 2.0%
County of Greenwood , Self Regional Healthcare , Revenue , 2017 , Refunding , 4% ,
10/01/37 ........................................................ 8,465,000 8,490,409
g
County of Richland , Village at Sandhill Improvement District , Special Assessment ,
144A, 2021 , Refunding , 3.75% , 11/01/36 ................................ 1,270,000 1,023,267
f
Patriots Energy Group Financing Agency , Revenue , 2023 A-1 , Mandatory Put , 5.25% ,
8/01/31 ......................................................... 10,000,000 10,816,321
South Carolina Jobs-Economic Development Authority ,
g
Revenue , 144A, 2021 A-1 , 3.65% , 12/01/36 .............................. 23,315,000 20,273,395
AHPC Vista Towers 2021 LLC , Revenue , 2021 A-1 , 3.65% , 12/01/36 ........... 22,470,000 19,538,631
AHPC Vista Towers 2021 LLC , Revenue , 2021 A-2 , 4.75% , 12/01/26 ........... 2,115,000 2,044,485
g
Columbia Portfolio Obligated Group , Revenue , 144A, 2022 A-1 , Zero Cpn., 6/01/37 17,900,000 14,414,671
g
Columbia Portfolio Obligated Group , Revenue , 144A, 2022 A-2 , Zero Cpn., 6/01/52 32,000,000 24,241,133
g
FAH Pelham LLC , Revenue , 144A, 2023 A-1 , I , 6.5% , 2/01/56 ................ 24,865,000 26,173,635
g
FAH Pelham LLC , Revenue , 144A, 2023 A-2 , I , 10% , 8/01/39 ................. 770,000 724,471
Prisma Health Obligated Group , Revenue , 2018 A , Refunding , 5% , 5/01/48 ...... 25,000,000 25,351,468
South Carolina Ports Authority ,
Revenue , 2018 , 5% , 7/01/48 ......................................... 10,000,000 10,132,220
Revenue , 2018 , 5% , 7/01/55 ......................................... 10,400,000 10,496,802
173,720,908
South Dakota 0.4%
South Dakota Health & Educational Facilities Authority ,
Avera Health Obligated Group , Revenue , 2017 , Refunding , 4% , 7/01/42 ......... 10,000,000 9,599,311
Avera Health Obligated Group , Revenue , 2017 , Refunding , 5% , 7/01/46 ......... 15,000,000 15,193,271
Monument Health Obligated Group , Revenue , 2017 , 4% , 9/01/37 .............. 10,920,000 10,626,443
35,419,025
Tennessee 3.7%
Chattanooga Health Educational & Housing Facility Board , CDFI Phase I LLC ,
Revenue , 2015 , Refunding , 5% , 10/01/35 ................................ 1,000,000 1,004,672
City of Germantown ,
GO , 2017 , 4% , 8/01/43 ............................................. 2,330,000 2,330,237
GO , 2017 , 4% , 8/01/45 ............................................. 2,525,000 2,515,694
City of Jackson ,
West Tennessee Healthcare Obligated Group , Revenue , 2015 , 5% , 4/01/36 ...... 3,885,000 3,895,540

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Tennessee (continued)
City of Jackson, (continued)
West Tennessee Healthcare Obligated Group , Revenue , 2015 , Pre-Refunded , 5% ,
4/01/36 ........................................................ $ 115,000 $ 115,637
West Tennessee Healthcare Obligated Group , Revenue , 2015 , 4% , 4/01/41 ...... 24,265,000 22,720,530
West Tennessee Healthcare Obligated Group , Revenue , 2015 , Pre-Refunded , 4% ,
4/01/41 ........................................................ 735,000 736,065
West Tennessee Healthcare Obligated Group , Revenue , 2018 A , 5% , 4/01/41 .... 2,255,000 2,308,482
West Tennessee Healthcare Obligated Group , Revenue , 2018 A , Pre-Refunded , 5% ,
4/01/41 ........................................................ 115,000 124,024
City of Knoxville , Wastewater System , Revenue , 2015 A , Refunding , 4% , 4/01/42 ...
5,000,000 4,986,656
City of Memphis ,
Electric System , Revenue , 2020 A , 3% , 12/01/42 .......................... 2,470,000 2,061,953
Gas , Revenue , 2020 , 3% , 12/01/42 .................................... 1,000,000 841,517
City of Portland , Water & Sewer , Revenue , 2020 , AGMC Insured , 3% , 4/01/45 ......
1,775,000 1,394,391
County of Coffee , GO , 2019 , Refunding , 4% , 6/01/44 ........................
2,760,000 2,677,565
County of Maury , GO , 2015 , Refunding , 4% , 4/01/34 .........................
1,775,000 1,777,019
County of Wilson , GO , 2017 A , 4% , 4/01/42 ................................
5,000,000 4,986,656
Harpeth Valley Utilities District of Davidson and Williamson Counties , Revenue , 2014 ,
Refunding , 5% , 9/01/44 ............................................. 4,400,000 4,405,406
Johnson City Health & Educational Facilities Board , Ballad Health Obligated Group ,
Revenue , 1998 , NATL Insured , ETM, 5.25% , 7/01/28 ....................... 8,500,000 8,765,091
Knox Chapman Utility District of Knox County , Revenue , 2012 , Refunding , 4% , 1/01/40
4,000,000 3,962,303
Knox County Health Educational & Housing Facility Board ,
Covenant Health Obligated Group , Revenue , 2016 A , Refunding , 5% , 1/01/42 .... 18,000,000 18,336,372
Covenant Health Obligated Group , Revenue , 2016 A , Refunding , 5% , 1/01/47 .... 22,815,000 23,074,304
Provident Group - UTK Properties LLC , Revenue , 2024 A-1 , BAM Insured , 5.5% ,
7/01/54 ........................................................ 2,900,000 3,130,082
Provident Group - UTK Properties LLC , Revenue , 2024 A-1 , BAM Insured , 5.5% ,
7/01/59 ........................................................ 4,750,000 5,109,128
Provident Group - UTK Properties LLC , Revenue , 2024 A-1 , BAM Insured , 5% ,
7/01/64 ........................................................ 3,735,000 3,857,111
University Health System Obligated Group , Revenue , 2016 , Refunding , 5% , 9/01/47 3,000,000 2,924,295
University Health System Obligated Group , Revenue , 2017 , Refunding , 5% , 4/01/36 2,250,000 2,271,638
Madison Suburban Utility District , Revenue , 2021 , 3% , 2/01/45 .................
1,000,000 769,690
Memphis-Shelby County Airport Authority ,
Revenue , 2018 , 5% , 7/01/47 ......................................... 11,000,000 11,105,801
Revenue , 2021 A , 5% , 7/01/45 ........................................ 12,235,000 12,664,449
Metropolitan Government Nashville & Davidson County Health & Educational Facilities
Board ,
Blakeford at Green Hills Obligated Group , Revenue , 2020 A , 4% , 11/01/45 ....... 3,500,000 3,023,532
Blakeford at Green Hills Obligated Group , Revenue , 2020 A , 4% , 11/01/55 ....... 9,015,000 7,229,063
Trevecca Nazarene University , Revenue , 2021 B , 4% , 10/01/51 ............... 8,690,000 7,373,834
Vanderbilt University Medical Center Obligated Group , Revenue , 2016 A , 5% ,
7/01/46 ........................................................ 5,000,000 5,049,574
Metropolitan Nashville Airport Authority (The) ,
Revenue , 2019 B , 5% , 7/01/44 ........................................ 20,000,000 20,609,534
Revenue , 2019 B , 4% , 7/01/49 ........................................ 3,000,000 2,757,303
Revenue , 2019 B , 5% , 7/01/49 ........................................ 17,475,000 17,916,644
Revenue , 2022 B , 5.25% , 7/01/47 ..................................... 10,000,000 10,601,287
Revenue , 2022 B , 5.5% , 7/01/52 ...................................... 2,500,000 2,685,346
Shelby County Health Educational & Housing Facilities Board ,
Methodist Le Bonheur Healthcare Obligated Group , Revenue , 2017 A , 5% , 5/01/36 4,000,000 4,089,270
Rhodes College , Revenue , 2017 , Refunding , 4% , 8/01/40 ................... 2,000,000 1,981,022
South Blount County Utility District , Revenue , 2019 , Refunding , 3% , 12/01/39 ......
2,015,000 1,760,765
f
Tennergy Corp. , Revenue , 2022 A , Mandatory Put , 5.5% , 12/01/30 .............. 55,000,000 59,522,595

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Tennessee (continued)
Tennessee Housing Development Agency ,
Revenue , 2013-1 C , 4% , 7/01/43 ...................................... $ 750,000 $ 699,300
Revenue , 2017-3 , 3.65% , 7/01/47 ..................................... 610,000 530,778
Revenue , 2018-2 , Refunding , 3.85% , 7/01/42 ............................. 1,005,000 934,015
Revenue , 2018-4 , Refunding , 4% , 7/01/43 ............................... 5,745,000 5,460,475
Revenue , 2023-3 A , 5.4% , 7/01/53 ..................................... 6,000,000 6,251,480
White House Utility District , Revenue , 2020 , Refunding , 3% , 1/01/34 .............
820,000 780,756
Williamson County HB & TS Utility District , Revenue , 2020 , Refunding , 3% , 9/01/44 .
1,200,000 976,505
315,085,386
Texas 10.4%
Abilene Convention Center Hotel Development Corp. , City of Abilene Abilene
Convention Center , Revenue, First Lien , 2021 A , 4% , 10/01/50 ................ 5,510,000 4,417,176
Aldine Independent School District , GO , 2017 A , Refunding , PSF Guaranty , 5% ,
2/15/42 ......................................................... 2,445,000 2,509,541
Arlington Higher Education Finance Corp. , Harmony Public Schools , Revenue , 2024 ,
PSF Guaranty , 4% , 2/15/54 .......................................... 5,000,000 4,730,860
Aubrey Independent School District , GO , 2022 , PSF Guaranty , 4% , 2/15/52 ........
7,500,000 7,191,878
Austin Community College District , GO , 2023 , 5.25% , 8/01/53 ..................
6,000,000 6,534,857
Carrollton-Farmers Branch Independent School District , GO , 2023 , PSF Guaranty , 4% ,
2/15/53 ......................................................... 10,000,000 9,712,328
h
Cedar Hill Independent School District , GO , 2024 , PSF Guaranty , 4% , 2/15/50 ..... 8,000,000 7,750,982
Central Texas Turnpike System , Revenue , 2015 C , Refunding , 5% , 8/15/42 ........
36,750,000 36,754,491
City of Arlington , Special Tax, Senior Lien , 2018 A , AGMC Insured , 4% , 2/15/44 .....
20,000,000 19,516,664
City of Austin ,
Electric Utility , Revenue , 2015 A , Refunding , 5% , 11/15/45 ................... 10,000,000 10,083,909
g
Whisper Valley Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2019 , 4.625% , 11/01/39 ............................ 1,405,000 1,347,531
g
Whisper Valley Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2019 , 4.75% , 11/01/48 ............................. 2,450,000 2,302,325
g
City of Celina , Sutton Fields II Public Improvement District , Special Assessment , 144A,
2019 , 4.25% , 9/01/49 ............................................... 3,065,000 2,663,544
City of Corpus Christi ,
Utility System , Revenue , 2023 , Refunding , 4% , 7/15/48 ..................... 9,000,000 8,789,795
Utility System , Revenue, Junior Lien , 2015 A , 5% , 7/15/40 ................... 13,200,000 13,299,871
City of Dallas , DHFC - Briscoe Apartments LLC (The) , Revenue, Senior Lien , 2022 A ,
6% , 12/01/62 ..................................................... 19,000,000 18,636,285
g
City of Dallas Housing Finance Corp. , DHFC - Dylan Apartments LLC (The) , Revenue,
Senior Lien , 144A, 2022 A , 6% , 12/01/62 ................................ 18,285,000 17,622,613
City of Houston , Airport System , Revenue, Sub. Lien , 2023 A , Refunding , AGMC
Insured , 5.25% , 7/01/48 ............................................. 5,000,000 5,335,827
City of Laredo , Waterworks & Sewer System , Revenue , 2016 , Refunding , 4% , 3/01/41
9,690,000 9,626,789
City of Leander ,
Oak Creek Public Improvement District , Special Assessment , 2020 , Refunding ,
3.25% , 9/01/38 .................................................. 1,275,000 1,041,888
Oak Creek Public Improvement District , Special Assessment , 2020 , Refunding ,
3.25% , 9/01/44 .................................................. 1,460,000 1,103,573
g
City of Mesquite ,
Heartland Town Center Public Improvement District Phase 2 , Special Assessment ,
144A, 2023 , 5% , 9/01/43 ........................................... 816,000 802,701
Heartland Town Center Public Improvement District Phase 2 , Special Assessment ,
144A, 2023 , 5.125% , 9/01/52 ....................................... 373,000 366,279
City of Pflugerville , GO , 2023 , 4% , 8/01/49 ................................
3,500,000 3,348,757
g
City of Princeton , Eastridge Public Improvement District Improvement Area No. 1 ,
Special Assessment , 144A, 2022 , 5.25% , 9/01/52 ......................... 1,376,000 1,321,794

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
g
City of Royse City ,
Waterscape Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2017 , 5% , 9/15/48 ................................ $ 2,700,000 $ 2,637,992
Waterscape Public Improvement District Improvement Area No. 1 Phase 1B , Special
Assessment , 144A, 2019 , 4.375% , 9/15/39 ............................. 610,000 568,579
Waterscape Public Improvement District Improvement Area No. 1 Phase 1B , Special
Assessment , 144A, 2019 , 4.5% , 9/15/48 ............................... 1,260,000 1,137,231
Clifton Higher Education Finance Corp. ,
IDEA Public Schools , Revenue , 2024 , Refunding , PSF Guaranty , 4% , 8/15/54 .... 4,425,000 4,213,848
International Leadership of Texas, Inc. , Revenue , 2022 , PSF Guaranty , 4% , 8/15/42 2,150,000 2,101,700
International Leadership of Texas, Inc. , Revenue , 2022 , PSF Guaranty , 5% , 8/15/47 11,500,000 12,269,212
YES Prep Public Schools, Inc. , Revenue , 2023 , PSF Guaranty , 4.25% , 4/01/53 ... 5,500,000 5,459,447
Comal Independent School District , GO , 2023 , PSF Guaranty , 4% , 2/01/46 ........
3,345,000 3,286,081
Community Independent School District , GO , 2022 B , PSF Guaranty , 4% , 2/15/50 ...
2,750,000 2,651,932
Conroe Local Government Corp. ,
Conroe Convention Center Hotel , Revenue, Third Lien , 2021 C , 5% , 10/01/32 .... 90,000 98,836
Conroe Convention Center Hotel , Revenue, Third Lien , 2021 C , 5% , 10/01/33 .... 100,000 109,328
Conroe Convention Center Hotel , Revenue, Third Lien , 2021 C , 5% , 10/01/34 .... 100,000 108,713
Conroe Convention Center Hotel , Revenue, Third Lien , 2021 C , 5% , 10/01/35 .... 85,000 92,011
Conroe Convention Center Hotel , Revenue, Third Lien , 2021 C , 5% , 10/01/36 .... 85,000 91,597
Conroe Convention Center Hotel , Revenue, Third Lien , 2021 C , 4% , 10/01/41 .... 600,000 584,110
Conroe Convention Center Hotel , Revenue, Third Lien , 2021 C , 4% , 10/01/46 .... 700,000 641,039
Conroe Convention Center Hotel , Revenue, Third Lien , 2021 C , 4% , 10/01/50 .... 650,000 581,622
County of Harris , Toll Road , Revenue, First Lien , 2024 A , Refunding , 4% , 8/15/54 ...
7,500,000 7,101,224
Crowley Independent School District , GO , 2023 , PSF Guaranty , 5.25% , 2/01/53 ....
7,500,000 8,083,893
Del Valle Independent School District , GO , 2022 , PSF Guaranty , 4% , 6/15/47 ......
7,500,000 7,293,939
Forney Independent School District , GO , 2015 , Refunding , PSF Guaranty , 5% , 8/15/37
15,000,000 15,134,966
Frisco Independent School District , GO , 2016 , PSF Guaranty , 5% , 8/15/46 ........
20,000,000 20,354,564
Galena Park Independent School District , GO , 2024 , PSF Guaranty , 3% , 8/15/49 ...
1,350,000 1,085,182
Grand Parkway Transportation Corp. , Revenue , 2013 B , 5.8% , 10/01/45 ..........
10,000,000 10,723,839
Gulf Coast Authority , Waste Management, Inc. , Revenue , 2003 B , 1.5% , 5/01/28 ....
2,000,000 1,864,916
Harris County Cultural Education Facilities Finance Corp. , Houston Methodist Hospital
Obligated Group , Revenue , 2015 , 5% , 12/01/45 ........................... 30,000,000 30,110,319
Harris County-Houston Sports Authority , Revenue, Senior Lien , 2020 A , Refunding ,
AGMC Insured , 3.125% , 11/15/56 ..................................... 5,000,000 3,669,350
Harris-Waller Counties Municipal Utility District No. 4 ,
GO , 2022 , 5% , 11/01/34 ............................................. 795,000 800,129
GO , 2022 , 5% , 11/01/38 ............................................. 840,000 827,312
GO , 2022 , 5.25% , 11/01/41 .......................................... 1,435,000 1,421,285
GO , 2022 , 5.5% , 11/01/44 ........................................... 2,010,000 2,012,996
GO , 2022 , 5.5% , 11/01/48 ........................................... 5,445,000 5,350,961
Highland Park Independent School District , GO , 2023 , PSF Guaranty , 4% , 2/15/48 ..
5,500,000 5,340,408
Humble Independent School District , GO , 2018 , PSF Guaranty , 5% , 2/15/43 .......
10,000,000 10,280,703
Kaufman County Fresh Water Supply District No. 1-D ,
GO , 2021 , 2.375% , 9/01/31 .......................................... 165,000 139,316
GO , 2021 , 2.375% , 9/01/32 .......................................... 170,000 140,290
GO , 2021 , 2.375% , 9/01/33 .......................................... 170,000 137,045
GO , 2021 , 2.5% , 9/01/34 ............................................ 180,000 143,646
GO , 2021 , 2.5% , 9/01/36 ............................................ 370,000 282,852
GO , 2021 , 2.625% , 9/01/38 .......................................... 385,000 287,065
GO , 2021 , 3% , 9/01/41 ............................................. 375,000 280,053
GO , 2021 , 3% , 9/01/46 ............................................. 750,000 516,715
GO , 2021 , 3% , 9/01/51 ............................................. 1,265,000 822,154
g
Lakeside Place PFC , Torrey Chase Apartments LP , Revenue , 144A, 2021 , 3.48% ,
12/15/39 ........................................................ 12,427,738 9,776,952

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
Lamar Consolidated Independent School District ,
GO , 2018 , PSF Guaranty , 5% , 2/15/43 .................................. $ 6,800,000 $ 7,010,491
GO , 2023 , 4% , 2/15/53 ............................................. 5,000,000 4,776,168
GO , 2023 A , PSF Guaranty , 5% , 2/15/58 ................................ 7,000,000 7,413,974
h
GO , 2024 , Refunding , PSF Guaranty , 4% , 2/15/54 ......................... 9,500,000 9,172,384
Lubbock-Cooper Independent School District , GO , 2023 , PSF Guaranty , 4.375% ,
2/15/53 ......................................................... 15,000,000 15,124,917
Medina Valley Independent School District , GO , 2023 , PSF Guaranty , 4% , 2/15/53 ..
15,000,000 14,447,808
New Hope Cultural Education Facilities Finance Corp. ,
NCCD-Cain Hall Redevelopment I LLC , Revenue , 2016 A-1 , 5% , 4/01/46 ........ 6,000,000 6,066,275
Quality Senior Housing Foundation of East Texas, Inc. , Revenue , 2019 A-1 , 5% ,
12/01/39 ....................................................... 5,650,000 5,690,073
Quality Senior Housing Foundation of East Texas, Inc. , Revenue , 2019 A-1 , 5% ,
12/01/49 ....................................................... 11,470,000 11,041,223
Quality Senior Housing Foundation of East Texas, Inc. , Revenue , 2019 A-1 , 5% ,
12/01/54 ....................................................... 230,000 218,346
Westminster Manor , Revenue , 2021 , 4% , 11/01/49 ......................... 12,400,000 11,250,041
Newark Higher Education Finance Corp. , Abilene Christian University , Revenue , 2022
A , Refunding , 4% , 4/01/57 ........................................... 5,000,000 4,380,689
North Harris County Regional Water Authority , Revenue, Senior Lien , 2016 , Refunding ,
5% , 12/15/46 ..................................................... 18,460,000 18,802,583
North Texas Tollway Authority ,
North Texas Tollway System , Revenue , 2015 A , Refunding , 5% , 1/01/35 ......... 10,000,000 10,023,818
North Texas Tollway System , Revenue , 2015 A , Refunding , 5% , 1/01/38 ......... 10,000,000 10,023,818
North Texas Tollway System , Revenue, First Tier , 2017 A , Refunding , 5% , 1/01/43 . 10,000,000 10,284,055
North Texas Tollway System , Revenue, First Tier , I , Pre-Refunded , 6.5% , 1/01/43 .. 25,000,000 25,117,555
North Texas Tollway System , Revenue, Second Tier , 2018 , Refunding , 5% , 1/01/48 25,250,000 25,949,824
Special Projects System , Revenue , 2011 B , Pre-Refunded , Zero Cpn., 9/01/37 .... 7,500,000 3,795,919
Special Projects System , Revenue , 2011 B , Pre-Refunded , Zero Cpn., 9/01/43 .... 7,500,000 2,419,320
Special Projects System , Revenue , 2011 C , Pre-Refunded , 6.75% , 9/01/45 ...... 25,000,000 30,495,790
Northwest Independent School District , GO , 2023 , PSF Guaranty , 4% , 2/15/48 .....
7,000,000 6,847,840
Port Freeport , Revenue, Senior Lien , 2019 A , 5% , 6/01/49 .....................
4,000,000 4,035,891
San Antonio Education Facilities Corp. ,
University of the Incarnate Word , Revenue , 2021 A , Refunding , 4% , 4/01/46 ...... 13,705,000 11,406,811
University of the Incarnate Word , Revenue , 2021 A , Refunding , 4% , 4/01/51 ...... 3,765,000 3,017,173
University of the Incarnate Word , Revenue , 2021 A , Refunding , 4% , 4/01/54 ...... 1,035,000 816,388
San Antonio Public Facilities Corp. , City of San Antonio , Revenue , 2012 , Refunding ,
4% , 9/15/42 ...................................................... 36,500,000 35,225,438
San Jacinto River Authority ,
Revenue , 2011 , AGMC Insured , 5% , 10/01/32 ............................ 5,000,000 5,002,718
Revenue , 2011 , AGMC Insured , 5% , 10/01/37 ............................ 3,000,000 3,001,021
Sherman Independent School District , GO , 2023 B , PSF Guaranty , 5% , 2/15/53 ....
5,000,000 5,292,725
Tarrant County Cultural Education Facilities Finance Corp. ,
CHRISTUS Health Obligated Group , Revenue , 2018 B , 5% , 7/01/43 ........... 10,000,000 10,359,040
CHRISTUS Health Obligated Group , Revenue , 2022 A , 4% , 7/01/53 ............ 3,100,000 2,971,890
CHRISTUS Health Obligated Group , Revenue , 2022 A , 5% , 7/01/53 ............ 15,000,000 15,708,204
Texas Health Resources Obligated Group , Revenue , 2016 A , Refunding , 5% , 2/15/41 15,165,000 15,422,820
Texas Department of Housing & Community Affairs ,
Revenue , 2023 A , GNMA Insured , 5.25% , 1/01/53 ......................... 14,000,000 14,485,860
Revenue , 2024 A , GNMA Insured , 5.125% , 1/01/54 ........................ 3,000,000 3,099,956
Texas Municipal Gas Acquisition & Supply Corp. III ,
Revenue , 2021 , Refunding , 5% , 12/15/29 ................................ 12,715,000 13,421,911
Revenue , 2021 , Refunding , 5% , 12/15/32 ................................ 10,350,000 11,069,689
f
Texas Municipal Gas Acquisition & Supply Corp. IV , Revenue , 2023 B , Mandatory Put ,
5.5% , 1/01/34 .................................................... 13,000,000 14,558,446
Texas Private Activity Bond Surface Transportation Corp. , NTE Mobility Partners LLC ,
Revenue, Senior Lien , 2023 , 5.5% , 12/31/58 ............................. 6,000,000 6,442,198

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
Texas Transportation Commission ,
State Highway 249 System , Revenue, First Tier , 2019 A , Zero Cpn., 8/01/48 ...... $ 6,250,000 $ 1,953,369
State Highway 249 System , Revenue, First Tier , 2019 A , Zero Cpn., 8/01/49 ...... 5,000,000 1,480,935
State Highway 249 System , Revenue, First Tier , 2019 A , Zero Cpn., 8/01/50 ...... 5,500,000 1,538,448
Texas Water Development Board ,
State Water Implementation Revenue Fund for Texas , Revenue , 2018 B , 4% ,
10/15/43 ....................................................... 25,000,000 25,152,800
State Water Implementation Revenue Fund for Texas , Revenue , 2019 A , 4% ,
10/15/49 ....................................................... 20,000,000 19,302,028
State Water Implementation Revenue Fund for Texas , Revenue , 2022 , 5% , 10/15/47 16,050,000 17,249,781
g
Town of Little Elm ,
Valencia Public Improvement District Improvement Area No. 3 , Special Assessment ,
144A, 2021 , 3.125% , 9/01/41 ....................................... 708,000 531,440
Valencia Public Improvement District Improvement Area No. 3 , Special Assessment ,
144A, 2021 , 4% , 9/01/47 ........................................... 831,000 700,234
Town of Ponder ,
Ponder Public Improvement District No. 1 , Special Assessment , 2017 , 5% , 9/01/45 500,000 502,727
Ponder Public Improvement District No. 1 , Special Assessment , 2017 , 5% , 9/01/47 865,000 868,041
Viridian Municipal Management District , GO , 2023 , AGMC Insured , 5% , 12/01/49 ...
1,000,000 1,019,330
West Travis County Public Utility Agency , Revenue , 2017 , Refunding , BAM Insured ,
4% , 8/15/41 ...................................................... 5,000,000 4,943,531
Westside 211 Special Improvement District ,
GO, Sub. Lien , 2021 , 3% , 8/15/41 ..................................... 790,000 607,759
GO, Sub. Lien , 2021 , 3% , 8/15/45 ..................................... 615,000 444,614
GO, Sub. Lien , 2021 , 3% , 8/15/51 ..................................... 1,570,000 1,065,465
GO, Sub. Lien , 2022 , 5.625% , 8/15/52 .................................. 1,065,000 1,082,427
Ysleta Independent School District , GO , 2022 , PSF Guaranty , 5% , 8/15/56 ........
23,445,000 24,718,195
896,279,824
Utah 1.0%
Central Utah Water Conservancy District , Revenue , 2017 B , Refunding , 4% , 10/01/38
10,000,000 10,041,316
City of Bountiful , Sales Tax , Revenue , 2023 , 4% , 7/01/53 ......................
6,840,000 6,539,089
City of Salt Lake City ,
Airport , Revenue , 2018 A , 5% , 7/01/48 .................................. 25,110,000 25,509,739
Airport , Revenue , 2021 A , 5% , 7/01/51 .................................. 10,000,000 10,276,945
Airport , Revenue , 2023 A , 5.25% , 7/01/53 ............................... 10,000,000 10,554,708
Jordan Valley Water Conservancy District , Revenue , 2017 B , Refunding , 4% , 10/01/41
6,000,000 5,969,769
University of Utah (The) , Revenue , 2022 A , 5% , 8/01/46 ......................
9,645,000 10,279,086
Utah Infrastructure Agency ,
Revenue , 2021 , 3% , 10/15/26 ........................................ 550,000 543,048
Revenue , 2021 , 4% , 10/15/28 ........................................ 350,000 352,567
Revenue , 2021 , 4% , 10/15/32 ........................................ 540,000 535,276
Revenue , 2021 , 4% , 10/15/38 ........................................ 500,000 476,752
Revenue , 2021 , 4% , 10/15/41 ........................................ 1,450,000 1,340,860
Revenue , 2021 , 3% , 10/15/45 ........................................ 2,000,000 1,468,114
Revenue , 2022 , 5% , 10/15/37 ........................................ 1,200,000 1,249,827
Revenue , 2022 , 5% , 10/15/46 ........................................ 3,650,000 3,701,024
Revenue , 2024 , 5.5% , 10/15/44 ....................................... 650,000 697,607
Revenue , 2024 , 5.5% , 10/15/48 ....................................... 650,000 688,189
90,223,916
Virginia 0.6%
Amelia County Industrial Development Authority , Waste Management, Inc. , Revenue ,
2002 , Refunding , 1.45% , 4/01/27 ...................................... 2,350,000 2,208,073
Hampton Roads Transportation Accountability Commission , Transportation Fund ,
Revenue, Senior Lien , 2020 A , 5% , 7/01/60 .............................. 19,000,000 19,788,876

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Virginia (continued)
Virginia Housing Development Authority , Revenue , 2023 F , FHA Insured , 5% , 11/01/43
$ 11,120,000 $ 11,646,721
Virginia Resources Authority , Revenue , 2012 A , 5% , 11/01/39 ..................
70,000 70,035
Virginia Small Business Financing Authority ,
Capital Beltway Express LLC , Revenue, Senior Lien , 2022 , Refunding , 5% , 12/31/52 3,730,000 3,860,872
Capital Beltway Express LLC , Revenue, Senior Lien , 2022 , Refunding , 5% , 12/31/57 6,270,000 6,456,558
National Senior Communities, Inc. Obligated Group , Revenue , 2020 A , Refunding ,
4% , 1/01/51 .................................................... 4,000,000 3,502,452
47,533,587
Washington 2.6%
Central Puget Sound Regional Transit Authority , Sales Motor Vehicle & Rental Car Tax ,
Revenue , 2021 S-1 , Refunding , 4% , 11/01/46 ............................. 20,000,000 19,679,958
City of Seattle , Municipal Light & Power , Revenue , 2018 A , 4% , 1/01/42 ..........
10,855,000 10,856,489
Everett Housing Authority , Revenue , 2022 , Refunding , 4% , 7/01/37 ..............
34,480,000 33,696,304
Grant County Public Hospital District No. 1 , GO , 2023 , 5.125% , 12/01/52 .........
4,500,000 4,589,420
NJB Properties , Revenue , 2006 A , 5% , 12/01/36 ............................
5,000 5,005
Port of Seattle ,
Revenue , 2018 A , 5% , 5/01/38 ........................................ 15,000,000 15,313,251
Revenue , 2019 , 4% , 4/01/44 ......................................... 4,000,000 3,740,912
Skagit County Public Hospital District No. 1 , Revenue , 2024 , 5.5% , 12/01/54 .......
3,050,000 3,231,212
University of Washington , Revenue , 2018 , 5% , 4/01/48 .......................
29,450,000 30,139,348
Vancouver Housing Authority , Revenue , 2024 , 4% , 8/01/34 ....................
6,000,000 5,895,416
Washington Health Care Facilities Authority ,
Fred Hutchinson Cancer Center Obligated Group , Revenue , 2020 , Refunding , 4% ,
9/01/45 ........................................................ 2,610,000 2,430,389
g
Fred Hutchinson Cancer Center Obligated Group , Revenue , 144A, 2021 , 5% ,
12/01/29 ....................................................... 250,000 269,725
g
Fred Hutchinson Cancer Center Obligated Group , Revenue , 144A, 2021 , 5% ,
12/01/33 ....................................................... 250,000 269,619
g
Fred Hutchinson Cancer Center Obligated Group , Revenue , 144A, 2021 , 3% ,
12/01/34 ....................................................... 300,000 273,437
g
Fred Hutchinson Cancer Center Obligated Group , Revenue , 144A, 2021 , 4% ,
12/01/45 ....................................................... 1,200,000 1,119,221
g
Fred Hutchinson Cancer Center Obligated Group , Revenue , 144A, 2021 , 4% ,
12/01/48 ....................................................... 910,000 829,406
Multicare Health System Obligated Group , Revenue , 2017 B , Refunding , 4% , 8/15/41 25,000,000 23,827,863
Providence St. Joseph Health Obligated Group , Revenue , 2012 A , 5% , 10/01/42 .. 10,175,000 10,019,305
Providence St. Joseph Health Obligated Group , Revenue , 2014 D , Refunding , 5% ,
10/01/38 ....................................................... 8,000,000 8,001,069
Washington Higher Education Facilities Authority , Seattle Pacific University , Revenue ,
2020 A , Refunding , 5% , 10/01/42 ...................................... 3,800,000 3,634,583
Washington State Convention Center Public Facilities District , Lodging Tax , Revenue ,
2021 B , Refunding , 4% , 7/01/43 ....................................... 14,855,000 14,297,161
Washington State Housing Finance Commission ,
Revenue , 2021-1 , A , 3.5% , 12/20/35 ................................... 20,870,837 19,653,612
g
Madison at Rivers Edge Apartments LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 2,965,000 2,578,653
g
Seattle Academy of Arts & Sciences , Revenue , 144A, 2023 , Refunding , 6.375% ,
7/01/63 ........................................................ 7,625,000 8,345,437
222,696,795
West Virginia 0.7%
County of Ohio , Tax Allocation , 2024 , Refunding , 5.25% , 6/01/53 ................
1,500,000 1,532,790
f
West Virginia Economic Development Authority , Kentucky Power Co. , Revenue , 2014
A , Refunding , Mandatory Put , 4.7% , 6/17/26 ............................. 6,000,000 6,062,459

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
West Virginia (continued)
West Virginia Hospital Finance Authority ,
Cabell Huntington Hospital Obligated Group , Revenue , 2018 A , Refunding , 5% ,
1/01/43 ........................................................ $ 10,000,000 $ 10,080,022
Vandalia Health, Inc. Obligated Group , Revenue , 2019 A , Refunding , 5% , 9/01/38 . 3,040,000 3,120,496
Vandalia Health, Inc. Obligated Group , Revenue , 2023 B , Refunding , 6% , 9/01/53 . 3,000,000 3,354,953
West Virginia United Health System Obligated Group , Revenue , 2017 A , 5% , 6/01/47 7,000,000 7,079,190
West Virginia United Health System Obligated Group , Revenue , 2018 A , 5% , 6/01/52 20,700,000 21,046,452
West Virginia Water Development Authority ,
Revenue , 2016 A , Refunding , 5% , 10/01/36 .............................. 5,000,000 5,110,108
Revenue , 2016 A , Refunding , 5% , 10/01/45 .............................. 5,435,000 5,521,480
62,907,950
Wisconsin 4.3%
Public Finance Authority ,
Revenue , 2023-1 , A , 5.75% , 7/01/62 ................................... 23,854,842 25,068,670
g
Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 ................................ 21,085,631 17,558,188
a
2017 IAVF Rubix LLC , Revenue , 2020 A , 4.25% , 12/01/50 ................... 3,750,000 3,339,000
ACTS Retirement-Life Communities, Inc. Obligated Group , Revenue , 2020 A , 5% ,
11/15/41 ....................................................... 1,205,000 1,253,321
a,g
AL-FL Portfolio Obligated Group , Revenue , 144A, 2021 A , 3.4% , 12/01/36 ....... 39,000,000 35,958,000
Blue Ridge Healthcare Obligated Group , Revenue , 2020 A , Refunding , 3% , 1/01/50 2,185,000 1,632,666
CFC-SA LLC , Revenue, Senior Lien , 2022 A , 5% , 2/01/62 ................... 10,000,000 10,096,945
Coral Academy of Science Las Vegas , Revenue , 2021 A , 4% , 7/01/41 .......... 1,000,000 917,915
Coral Academy of Science Las Vegas , Revenue , 2021 A , 4% , 7/01/61 .......... 10,000,000 8,270,564
g
Dominium Holdings I LLC , Revenue , 144A, 2024-1 , B-1 , 6.81% , 4/28/36 ........ 10,000,000 10,175,728
f
Duke Energy Progress LLC , Revenue , 2022 B , Refunding , Mandatory Put , 4% ,
10/01/30 ....................................................... 2,200,000 2,217,120
EMU Campus Living LLC , Revenue , 2022 A-1 , BAM Insured , 5.5% , 7/01/52 ...... 5,000,000 5,370,692
EMU Campus Living LLC , Revenue , 2022 A-1 , BAM Insured , 5.625% , 7/01/55 .... 6,620,000 7,125,220
g
FAH Tree House LLC , Revenue , 144A, 2023 A , 6.5% , 8/01/53 ................ 22,945,000 22,942,019
g
Greystone Housing Impact Investors LP , Revenue , 144A, 2023-1 , B-1 , 7.125% ,
7/25/34 ........................................................ 23,045,000 24,151,524
g
Hope Housing Foundation Obligated Group , Revenue , 144A, 2022 A , 3.8% , 12/01/37 24,375,000 21,185,304
NC A&T Real Estate Foundation LLC , Revenue , 2024 A , 5.25% , 6/01/54 ........ 2,325,000 2,384,997
g
Pine Forest 2022 Obligated Group , Revenue , 144A, 2022 A , 6.5% , 12/01/52 ..... 22,565,000 23,219,681
g
Pine Forest 2022 Obligated Group , Revenue , 144A, 2022 B , 7.5% , 12/01/29 ..... 2,645,000 2,702,356
RED River Valley Alliance LLC , Revenue , 2021 , 4% , 9/30/51 ................. 730,000 631,032
RED River Valley Alliance LLC , Revenue , 2021 , 4% , 3/31/56 ................. 30,185,000 25,600,922
Southeastern Regional Medical Center Obligated Group , Revenue , 2021 A ,
Refunding , 4% , 2/01/39 ............................................ 4,755,000 4,016,140
Southeastern Regional Medical Center Obligated Group , Revenue , 2021 A ,
Refunding , 4% , 2/01/46 ............................................ 11,980,000 9,613,338
Triad Math & Science Academy Co. , Revenue , 2021 A , 4% , 6/15/41 ............ 1,280,000 1,184,886
Triad Math & Science Academy Co. , Revenue , 2021 A , 4% , 6/15/51 ............ 10,000 8,800
Triad Math & Science Academy Co. , Revenue , 2021 A , 4% , 6/15/61 ............ 6,000,000 5,059,292
Triad Math & Science Academy Co. , Revenue , 2022 , 5.25% , 6/15/52 ........... 1,610,000 1,654,710
Triad Math & Science Academy Co. , Revenue , 2022 , 5.375% , 6/15/57 .......... 1,550,000 1,598,477
UNC Health Appalachian Obligated Group , Revenue , 2021 A , 4% , 7/01/46 ....... 5,075,000 4,173,062
UNC Health Appalachian Obligated Group , Revenue , 2021 A , 4% , 7/01/51 ....... 5,705,000 4,492,610
UNC Health Appalachian Obligated Group , Revenue , 2021 A , 4% , 7/01/56 ....... 2,250,000 1,721,924
United Methodist Retirement Homes, Inc. Obligated Group (The) , Revenue , 2021 A ,
Refunding , 4% , 10/01/41 ........................................... 1,010,000 960,964
United Methodist Retirement Homes, Inc. Obligated Group (The) , Revenue , 2021 A ,
Refunding , 4% , 10/01/51 ........................................... 2,185,000 1,919,345
a,f,g
WV 2020 Holdings LLC Obligated Group , Revenue , 144A, 2020 A-2 , Mandatory Put ,
4% , 12/01/35 ................................................... 29,600,000 29,147,120

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Wisconsin (continued)
Wisconsin Center District , Revenue, Junior Lien , 2020 D , AGMC Insured , Zero Cpn.,
12/15/45 ........................................................ $ 20,000,000 $ 7,691,132
Wisconsin Health & Educational Facilities Authority ,
Children's Hospital of Wisconsin Obligated Group , Revenue , 2017 , Refunding , 4% ,
8/15/42 ........................................................ 15,000,000 14,622,422
Marshfield Clinic Health System Obligated Group , Revenue , 2017 C , Refunding , 5% ,
2/15/47 ........................................................ 20,000,000 19,867,278
Oakwood Lutheran Senior Ministries Obligated Group , Revenue , 2021 , Refunding ,
4% , 1/01/47 .................................................... 5,200,000 4,520,339
Oakwood Lutheran Senior Ministries Obligated Group , Revenue , 2021 , Refunding ,
4% , 1/01/57 .................................................... 1,400,000 1,146,319
St. John's Communities, Inc. Obligated Group , Revenue , 2021 B , Refunding , 4% ,
9/15/36 ........................................................ 530,000 515,315
St. John's Communities, Inc. Obligated Group , Revenue , 2021 B , Refunding , 4% ,
9/15/41 ........................................................ 510,000 474,339
St. John's Communities, Inc. Obligated Group , Revenue , 2021 B , Refunding , 4% ,
9/15/45 ........................................................ 475,000 424,650
St. John's Communities, Inc. Obligated Group , Revenue , 2022 , Refunding , 4% ,
9/15/36 ........................................................ 775,000 753,527
St. John's Communities, Inc. Obligated Group , Revenue , 2022 , Refunding , 4% ,
9/15/41 ........................................................ 770,000 716,159
St. John's Communities, Inc. Obligated Group , Revenue , 2022 , Refunding , 4% ,
9/15/45 ........................................................ 650,000 581,100
Wisconsin Masonic Home Obligated Group , Revenue , 2021 A , 4% , 8/15/46 ...... 895,000 784,538
Wisconsin Masonic Home Obligated Group , Revenue , 2021 A , 4% , 8/15/51 ...... 1,335,000 1,133,791
Wisconsin Masonic Home Obligated Group , Revenue , 2021 A , 4% , 8/15/55 ...... 1,760,000 1,467,960
Wisconsin Masonic Home Obligated Group , Revenue , 2024 A , 5.75% , 8/15/59 .... 1,940,000 2,080,887
374,132,288
U.S. Territories 2.9%
District of Columbia 2.1%
District of Columbia ,
Revenue , 2006 B-1 , BHAC, FGIC Insured , 5% , 2/01/25 ..................... 7,000,000 7,008,818
Catholic University of America (The) , Revenue , 2017 B , 5% , 10/01/42 .......... 20,535,000 20,881,097
Catholic University of America (The) , Revenue , 2017 B , 5% , 10/01/47 .......... 25,110,000 25,294,754
Catholic University of America (The) , Revenue , 2018 , Refunding , 5% , 10/01/43 ... 4,000,000 4,073,946
International School Obligated Group , Revenue , 2019 , 5% , 7/01/49 ............ 1,000,000 1,010,762
International School Obligated Group , Revenue , 2019 , 5% , 7/01/54 ............ 1,905,000 1,918,369
Water & Sewer Authority , Revenue, Senior Lien , 2018 A , 5% , 10/01/49 .......... 25,000,000 25,792,945
Metropolitan Washington Airports Authority ,
Aviation , Revenue , 2018 A , Refunding , 5% , 10/01/48 ....................... 10,275,000 10,449,061
Aviation , Revenue , 2019 A , Refunding , 5% , 10/01/49 ....................... 10,000,000 10,196,458
Aviation , Revenue , 2023 A , Refunding , 5.25% , 10/01/53 ..................... 6,000,000 6,321,178
Dulles Toll Road , Revenue, Second Lien , 2009 C , Pre-Refunded , AGMC Insured ,
6.5% , 10/01/41 .................................................. 25,000,000 26,682,330
Dulles Toll Road , Revenue, Sub. Lien , 2019 B , Refunding , 4% , 10/01/49 ........ 13,555,000 12,509,702
Washington Metropolitan Area Transit Authority ,
Dedicated , Revenue , 2021 A , 4% , 7/15/43 ............................... 12,775,000 12,577,804
Dedicated , Revenue, Second Lien , 2024 A , 5% , 7/15/56 ..................... 12,000,000 12,769,213
177,486,437
Puerto Rico 0.8%
HTA HRRB Custodial Trust ,
Revenue , 2007 CC , 5.25% , 7/01/34 .................................... 458,954 460,516
Revenue , 2007 CC , 5.25% , 7/01/36 .................................... 2,305,353 2,315,407
HTA TRRB Custodial Trust ,
Revenue , 2005 L , 5.25% , 7/01/41 ..................................... 11,899,431 11,553,631

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico (continued)
HTA TRRB Custodial Trust, (continued)
Revenue , 2007 N , 5.25% , 7/01/36 ..................................... $ 2,238,588 $ 2,248,351
Revenue , 2007 N , 5.25% , 7/01/39 ..................................... 85,547 86,035
Puerto Rico Electric Power Authority ,
k
Revenue , 2013 A , 5% , 7/01/42 ........................................ 18,925,000 8,137,750
Revenue , VV , Refunding , NATL Insured , 5.25% , 7/01/32 .................... 5,780,000 5,714,785
k
Revenue , XX , 5.25% , 7/01/40 ........................................ 15,000,000 6,450,000
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority ,
Revenue , 2000 B , 6.625% , 1/01/27 .................................... 317,172 313,921
Revenue , 2000 B , 6.625% , 1/01/28 .................................... 2,419,017 2,391,263
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax , Revenue , A-1 , 5% , 7/01/58 .................................. 27,576,000 27,639,419
Sales Tax , Revenue , A-2 , 4.784% , 7/01/58 ............................... 5,593,000 5,551,321
72,862,399
Total U.S. Territories .................................................................... 250,348,836
Total Municipal Bonds (Cost $ 8,520,845,211 ) ...................................
8,440,433,120
Shares
Escrows and Litigation Trusts 0.0%
†
a ,b
Puerto Rico Electric Power Authority, Escrow Account ........................ 1,723,393 1,378,715
Total Escrows and Litigation Trusts (Cost $ – ) ...................................
1,378,715
Total Long Term Investments (Cost $ 8,575,078,258 ) .............................
8,496,204,512
a
a a a a
Short Term Investments 0.6%
Principal
Amount
Municipal Bonds 0.6%
Massachusetts 0.0%
†
l
Massachusetts Health & Educational Facilities Authority , Baystate Total Home Care,
Inc. , Revenue , 2009 K-1 , LOC TD Bank NA , Daily VRDN and Put , 3.95% , 7/01/39 . 1,300,000 1,300,000
Michigan 0.0%
†
l
University of Michigan , Revenue , 2012 D-1 , Daily VRDN and Put , 3.85% , 12/01/24 ..
1,000,000 1,000,000
Minnesota 0.0%
†
l
City of Minneapolis , Fairview Health Services Obligated Group , Revenue , 2018 C ,
Refunding , LOC Bank of America NA , Daily VRDN and Put , 4.05% , 11/15/48 ..... 2,500,000 2,500,000
New Mexico 0.0%
†
l
New Mexico Hospital Equipment Loan Council , Presbyterian Healthcare Services
Obligated Group , Revenue , 2008 B , Refunding , SPA JPMorgan Chase Bank NA ,
Daily VRDN and Put , 4.05% , 8/01/34 ................................... 1,400,000 1,400,000
New York 0.2%
l
City of New York , GO , 2020 B-3 , Daily VRDN and Put , 4% , 10/01/46 .............
6,700,000 6,700,000
l
New York City Municipal Water Finance Authority ,
Water & Sewer System , Revenue , 2017 BB-1B , SPA State Street Bank & Trust Co. ,
Daily VRDN and Put , 4% , 6/15/49 .................................... 4,300,000 4,300,000
Water & Sewer System , Revenue , 2022 DD , Refunding , Daily VRDN and Put , 4% ,
6/15/33 ........................................................ 1,300,000 1,300,000
12,300,000

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Municipal Bonds
(continued)
Ohio 0.1%
l
County of Hamilton , TriHealth Obligated Group , Revenue , 2021 B , Refunding ,
SPA JPMorgan Chase Bank NA , Daily VRDN and Put , 4.07% , 8/15/51 .......... $ 9,750,000 $ 9,750,000
Oregon 0.2%
l
Oregon State Facilities Authority ,
PeaceHealth Obligated Group , Revenue , 2018 A , Refunding , LOC US Bank NA ,
Daily VRDN and Put , 3.9% , 8/01/34 .................................. 10,700,000 10,700,000
PeaceHealth Obligated Group , Revenue , 2018 B , Refunding , LOC TD Bank NA ,
Daily VRDN and Put , 4% , 8/01/34 .................................... 7,500,000 7,500,000
18,200,000
Pennsylvania 0.1%
l
Delaware County Industrial Development Authority , United Parcel Service, Inc. ,
Revenue , 2015 , Refunding , Daily VRDN and Put , 4% , 9/01/45 ................ 2,500,000 2,500,000
l
General Authority of Southcentral Pennsylvania , WellSpan Health Obligated Group ,
Revenue , 2019 E , Refunding , SPA US Bank NA , Daily VRDN and Put , 4% , 6/01/35 1,300,000 1,300,000
3,800,000
Tennessee 0.0%
†
l
Shelby County Health Educational & Housing Facilities Board , Methodist Le Bonheur
Healthcare Obligated Group , Revenue , 2008 A , AGMC Insured , SPA JPMorgan
Chase & Co. , Daily VRDN and Put , 4.05% , 6/01/42 ........................ 1,000,000 1,000,000
Total Municipal Bonds (Cost $ 51,250,000 ) ......................................
51,250,000
Total Short Term Investments (Cost $ 51,250,000 ) ................................
51,250,000
a
Total Investments (Cost $ 8,626,328,258 ) 99.2% ..................................
$8,547,454,512
Other Assets, less Liabilities 0.8% .............................................
69,155,069
Net Assets 100.0% ...........................................................
$8,616,609,581
See Abbreviations on page 52 .
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 9 regarding fair value measurements.
b
Non-income producing.
c
See Note 3(f) regarding investments in affiliated management investment companies.
d
See Note 1(c) regarding senior floating rate interests.
e
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
f
The maturity date shown represents the mandatory put date.
g
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At October 31, 2024, the aggregate value of these securities was $911,987,636, representing 10.6% of net assets.
h
Security purchased on a when-issued basis. See Note 1(b).
i
The coupon rate shown represents the rate at period end.
j
A portion or all of the security purchased on a delayed delivery basis. See Note 1(b).
k
Defaulted security or security for which income has been deemed uncollectible. See Note 7.
l
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Federal Tax-Free Income Fund
Financial Statements
Statement of Assets and Liabilities
October 31, 2024 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin
Federal Tax-
Free Income
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $8,624,072,525
Cost - Non-controlled affiliates (Note 3 f ) ........................................................ 2,255,733
Value - Unaffiliated issuers .................................................................. $8,545,459,773
Value - Non-controlled affiliates (Note 3 f ) ........................................................ 1,994,739
Cash .................................................................................... 554,097
Receivables:
Capital shares sold ........................................................................ 3,090,908
Interest ................................................................................. 112,811,190
Unrealized appreciation on unfunded commitments (Note 1b) .......................................... 909,503
Total assets .......................................................................... 8,664,820,210
Liabilities:
Payables:
Investment securities purchased .............................................................. 25,013,440
Capital shares redeemed ................................................................... 14,728,831
Management fees ......................................................................... 3,267,363
Distribution fees .......................................................................... 901,647
Transfer agent fees ........................................................................ 1,229,692
Trustees' fees and expenses ................................................................. 49
Distributions to shareholders ................................................................. 2,199,834
Accrued expenses and other liabilities ........................................................... 869,773
Total liabilities ......................................................................... 48,210,629
Net assets, at value ................................................................. $8,616,609,581
Net assets consist of:
Paid-in capital ............................................................................. $9,497,976,365
Total distributable earnings (losses) ............................................................. (881,366,784)
Net assets, at value ................................................................. $8,616,609,581

Franklin Federal Tax-Free Income Fund
Financial Statements
Statement of Assets and Liabilities
(continued)
October 31, 2024 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin
Federal Tax-
Free Income
Fund
Class A:
Net assets, at value ....................................................................... $2,028,071,105
Shares outstanding ........................................................................ 186,660,857
Net asset value per share
a,b
.................................................................. $10.87
Maximum offering price per share (net asset value per share ÷ 96.25%)
b
................................ $11.29
Class A1:
Net assets, at value ....................................................................... $4,454,449,545
Shares outstanding ........................................................................ 409,959,409
Net asset value per share
a,b
.................................................................. $10.87
Maximum offering price per share (net asset value per share ÷ 96.25%)
b
................................ $11.29
Class C:
Net assets, at value ....................................................................... $154,582,079
Shares outstanding ........................................................................ 14,238,081
Net asset value and maximum offering price per share
a,b
............................................ $10.86
Class R6:
Net assets, at value ....................................................................... $814,626,248
Shares outstanding ........................................................................ 74,905,584
Net asset value and maximum offering price per share
b
............................................. $10.88
Advisor Class:
Net assets, at value ....................................................................... $1,164,880,604
Shares outstanding ........................................................................ 107,087,179
Net asset value and maximum offering price per share
b
............................................. $10.88
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Franklin Federal Tax-Free Income Fund
Financial Statements
Statement of Operations
for the six months ended October 31, 2024 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin
Federal Tax-
Free Income
Fund
Investment income:
Dividends:
Non-controlled affiliates (Note 3 f ) ............................................................. $37,462
Interest:
Unaffiliated issuers ........................................................................ 189,007,966
Total investment income ................................................................... 189,045,428
Expenses:
Management fees (Note 3 a ) ................................................................... 19,641,297
Distribution fees: (Note 3c )
    Class A ................................................................................ 2,533,059
    Class A1 ............................................................................... 2,304,887
    Class C ................................................................................ 551,655
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 599,828
Class A1 ............................................................................... 1,364,918
    Class C ................................................................................ 50,293
    Class R6 ............................................................................... 60,995
    Advisor Class ............................................................................ 345,231
Custodian fees (Note 4) ..................................................................... 19,802
Reports to shareholders fees .................................................................. 121,081
Registration and filing fees .................................................................... 192,861
Professional fees ........................................................................... 152,342
Trustees' fees and expenses .................................................................. 47,369
Other .................................................................................... 253,391
Total expenses ......................................................................... 28,239,009
Expense reductions (Note 4) ............................................................... (26,985)
Expenses waived/paid by affiliates (Note 3 f and 3 g ) .............................................. (3,016)
Net expenses ......................................................................... 28,209,008
Net investment income ................................................................ 160,836,420
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (11,155,954)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 174,828,076
Non-controlled affiliates (Note 3 f ) ............................................................ 30,976
Unfunded commitments (Note 1b) ............................................................. 909,503
Net change in unrealized appreciation (depreciation) ............................................ 175,768,555
Net realized and unrealized gain (loss) ............................................................ 164,612,601
Net increase (decrease) in net assets resulting from operations .......................................... $325,449,021

Franklin Federal Tax-Free Income Fund
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin Federal Tax-Free Income Fund
Six Months Ended
October 31, 2024
(unaudited)
Year Ended
April 30, 2024
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $160,836,420 $324,893,282
Net realized gain (loss) ................................................. (11,155,954) (79,852,503)
Net change in unrealized appreciation (depreciation) ........................... 175,768,555 12,396,194
Net increase (decrease) in net assets resulting from operations ................ 325,449,021 257,436,973
Distributions to shareholders:
Class A ............................................................. (35,237,182) (66,879,650)
Class A1 ............................................................ (83,573,966) (174,734,353)
Class C ............................................................. (2,611,136) (6,366,664)
Class R6 ............................................................ (15,837,314) (31,965,222)
Advisor Class ........................................................ (21,713,201) (39,920,179)
Total distributions to shareholders .......................................... (158,972,799) (319,866,068)
Capital share transactions: (Note 2 )
Class A ............................................................. 22,437,797 40,419,438
Class A1 ............................................................ (234,897,762) (580,112,407)
Class C ............................................................. (29,578,279) (64,109,971)
Class R6 ............................................................ (25,540,406) (113,909,215)
Advisor Class ........................................................ 7,702,721 136,583,996
Total capital share transactions ............................................ (259,875,929) (581,128,159)
Net increase (decrease) in net assets ................................... (93,399,707) (643,557,254)
Net assets:
Beginning of period ..................................................... 8,710,009,288 9,353,566,542
End of period .......................................................... $8,616,609,581 $8,710,009,288

Franklin Federal Tax-Free Income Fund

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Semiannual Report
Notes to Financial Statements (unaudited)
1. Organization and Significant Accounting Policies
Franklin Federal Tax-Free Income Fund (Fund) is registered
under the Investment Company Act of 1940 (1940 Act) as
an open-end management investment company. The Fund
follows the accounting and reporting guidance in Financial
Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment
Companies (ASC 946) and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP), including,
but not limited to, ASC 946. The Fund offers five classes of shares: Class A, Class A1, Class C, Class R6 and Advisor
Class. Class C shares automatically convert to Class A
shares on a monthly basis, after they have been held for
8 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on
matters affecting a single class, its exchange privilege
and fees due to differing arrangements for distribution and
transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Fund's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities and exchange traded funds listed on an
exchange or on the NASDAQ National Market System are
valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter (OTC)
securities are valued within the range of the most recent
quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according
to the broadest and most representative market. Certain
equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine fair
value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics
such as benchmark yield curves, credit spreads, estimated
default rates, anticipated market interest rate volatility,
coupon rates, anticipated timing of principal repayments,
underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then
discounted to calculate the fair value.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
b. Securities Purchased on a When-Issued, Forward
Commitment or Delayed Delivery Basis
The Fund may purchase securities on a when-issued,
forward commitment or delayed delivery basis, with payment
and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the
risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally
purchase these securities with the intention of holding the
securities, it may sell the securities before the settlement date. These types of securities may be considered unfunded

Franklin Federal Tax-Free Income Fund
Notes to Financial Statements (unaudited)

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Semiannual Report
and the Fund may be obligated to perform on such
agreements at a future date. Unfunded commitments are
marked to market daily and any unrealized appreciation
or depreciation is included in the Statement of Assets and
Liabilities and the Statement of Operations. At October 31,
2024, unfunded commitments were as follows:
c. Senior Floating Rate Interests
The Fund invests in senior secured corporate loans that pay
interest at rates which are periodically reset by reference
to a base lending rate plus a spread. These base lending
rates are generally the prime rate offered by a designated
U.S. bank or the Secured Overnight Financing Rate (SOFR).
Senior secured corporate loans often require prepayment of
principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially
less than the stated maturity. Senior secured corporate loans in which the Fund invests are generally readily marketable,
but may be subject to certain restrictions on resale.
d. Income Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of
its income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S.
federal income taxes is required.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of October 31, 2024, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities
are included in interest income. Paydown gains and
losses are recorded as an adjustment to interest income.
The Fund may receive other income from investments in
senior secured corporate loans or unfunded commitments,
including amendment fees, consent fees or commitment
fees. These fees are recorded as income when received by
the Fund. Dividend income is recorded on the ex-dividend
date. Dividends from net investment income are normally
declared daily; these dividends may be reinvested or paid
monthly to shareholders. Distributions from net realized
capital gains and other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
f. Insurance
The scheduled payments of interest and principal for each
insured municipal security in the Fund are insured by either a new issue insurance policy or a secondary insurance policy.
Depending on the type of coverage, premiums for insurance
are either added to the cost basis of the security or paid by a third party.
Borrower
Unfunded
Commitment
Franklin Federal Tax-Free Income Fund
Puerto Rico Electric Power Authority,
Restructured Power Revenue ,
B-1, 6%, 7/01/41 $3,809,333
B-2, 7.125%, 7/01/59 18,500,231
$22,309,564
1. Organization and Significant Accounting Policies
(continued)
b. Securities Purchased on a When-Issued, Forward
Commitment or Delayed Delivery Basis
(continued)

Franklin Federal Tax-Free Income Fund
Notes to Financial Statements (unaudited)

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Semiannual Report
Insurance companies typically insure municipal bonds that
tend to be of very high quality, with the majority of underlying municipal bonds rated A or better. However, an event
involving an insurer could have an adverse effect on the
value of the securities insured by that insurance company.
There can be no assurance the insurer will be able to fulfill its obligations under the terms of the policy.
g. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
h. Guarantees and Indemnifications
Under the Fund's organizational documents, its officers
and trustees are indemnified by the Fund against certain
liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the
Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum
exposure under these arrangements is unknown as this
would involve future claims that may be made against
the Fund that have not yet occurred. Currently, the Fund
expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At October 31, 2024, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Six Months Ended
October 31, 2024
Year Ended
April 30, 2024
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 17,081,579 $185,992,308 45,291,811 $479,825,027
Shares issued in reinvestment of distributions .......... 3,066,542 33,293,996 5,947,644 63,025,429
Shares redeemed ............................... (18,098,549) (196,848,507) (47,583,185) (502,431,018)
Net increase (decrease) .......................... 2,049,572 $22,437,797 3,656,270 $40,419,438
Class A1 Shares:
Shares sold ................................... 3,262,063 $35,541,301 9,207,147 $97,504,088
Shares issued in reinvestment of distributions .......... 6,818,963 74,037,354 14,621,101 154,894,071
Shares redeemed ............................... (31,671,071) (344,476,417) (78,628,347) (832,510,566)
Net increase (decrease) .......................... (21,590,045) $(234,897,762) (54,800,099) $(580,112,407)
Class C Shares:
Shares sold ................................... 369,904 $4,031,474 1,616,526 $17,092,036
Shares issued in reinvestment of distributions .......... 230,227 2,497,474 574,477 6,078,985
Shares redeemed
a
.............................. (3,320,554) (36,107,227) (8,263,354) (87,280,992)
Net increase (decrease) .......................... (2,720,423) $(29,578,279) (6,072,351) $(64,109,971)
Class R6 Shares:
Shares sold ................................... 3,856,831 $42,087,351 34,234,418 $352,818,204
Shares issued in reinvestment of distributions .......... 1,448,457 15,742,283 2,993,543 31,744,930
Shares redeemed ............................... (7,614,441) (83,370,040) (48,818,253) (498,472,349)
Net increase (decrease) .......................... (2,309,153) $(25,540,406) (11,590,292) $(113,909,215)
1. Organization and Significant Accounting Policies
(continued)
f. Insurance
(continued)

Franklin Federal Tax-Free Income Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
3 . Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the  Fund  are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the month-end net assets of the Fund as follows:
For the period ended October 31, 2024, the annualized gross effective investment management fee rate was 0.446% of the
Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
Six Months Ended
October 31, 2024
Year Ended
April 30, 2024
Shares Amount Shares Amount
Advisor Class Shares:
Shares sold ................................... 11,895,907 $129,811,358 68,214,785 $704,957,450
Shares issued in reinvestment of distributions .......... 1,867,204 20,300,407 3,481,166 36,923,548
Shares redeemed ............................... (13,079,899) (142,409,044) (58,321,729) (605,297,002)
Net increase (decrease) .......................... 683,212 $7,702,721 13,374,222 $136,583,996
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% Over $15 billion, up to and including $17.5 billion
0.380% Over $17.5 billion, up to and including $20 billion
0.360% In excess of $20 billion
2. Shares of Beneficial Interest
(continued)

Franklin Federal Tax-Free Income Fund
Notes to Financial Statements (unaudited)

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Semiannual Report
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's Class A and A1 reimbursement distribution plans, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. Under the Class A and A1 reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund's Class
C compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees, calculated monthly and paid monthly, to Investor Services for its performance of shareholder servicing obligations. The fees are based on a fixed margin earned by Investor Services and are allocated to the Fund based upon relative assets and relative transactions. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees paid to third parties are accrued and allocated daily based upon their relative proportion of such classes' aggregate net assets.
Class R6 pays Investor Services transfer agent fees allocated specifically to that class based upon its relative assets and relative transactions.
For the period ended October 31, 2024, the Fund paid transfer agent fees as noted in the Statement of Operations, of which
$774,455 was retained by Investor Services.
f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended October 31, 2024, the Fund held investments in affiliated management investment companies as follows:
Class A .................................................................................... 0.25%
Class A1 ................................................................................... 0.10%
Class C .................................................................................... 0.65%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $36,500
CDSC retained .............................................................................. $76,313
3 . Transactions with Affiliates (continued)

Franklin Federal Tax-Free Income Fund
Notes to Financial Statements (unaudited)

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Semiannual Report
g. Waiver and Expense Reimbursements
Transfer agent fees on Class R6 shares of the Fund have been capped so that transfer agent fees for that class do not exceed
0.03% based on the average net assets of the class until August 31, 2025.
h. Interfund Transactions
The Fund engaged in purchases and sales of investments with funds or other accounts that have common investment managers (or affiliated investment managers), directors, trustees or officers. During the period ended October 31, 2024, these purchase and sale transactions aggregated $154,879,030 and $197,712,913, respectively, with net realized losses of
$100,725.
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended October 31, 2024, the custodian fees were reduced as noted in the Statement of Operations.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At April 30, 2024, the capital loss carryforwards were as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Federal Tax-Free Income Fund
Non-Controlled Affiliates
Dividends
Franklin Municipal Green Bond
ETF ................... $1,963,763 $— $— $— $30,976 $1,994,739 83,000 $37,462
Total Affiliated Securities ... $1,963,763 $— $— $— $30,976 $1,994,739 $37,462
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $306,930,191
Long term ................................................................................ 495,950,869
Total capital loss carryforwards ............................................................... $802,881,060
a
a
Includes $90,841,159 from the merged Franklin Florida Tax-Free Income Fund, Franklin Kentucky Tax-Free Income Fund and Franklin Tennessee Municipal Bond Fund,
which may be carried over to offset future capital gains, subject to certain limitations.
3 . Transactions with Affiliates (continued)
f. Investments in Affiliated Management Investment Companies
(continued)

Franklin Federal Tax-Free Income Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
At October 31, 2024, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended October 31, 2024, aggregated
$234,581,636 and $493,814,161, respectively.
7. Defaulted Securities
The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At October
31, 2024, the aggregate value of these securities was $14,587,750, representing 0.2% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified in the accompanying Schedule of Investments.
8. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on January 31, 2025. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended October 31, 2024, the Fund did not use the Global Credit Facility.
9. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
Cost of investments .......................................................................... $8,624,302,445
Unrealized appreciation ........................................................................ $220,454,277
Unrealized depreciation ........................................................................ (297,302,210)
Net unrealized appreciation (depreciation) .......................................................... $(76,847,933)
5. Income Taxes
(continued)

Franklin Federal Tax-Free Income Fund
Notes to Financial Statements (unaudited)

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Semiannual Report
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of October 31, 2024, in valuing the Fund's assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Federal Tax-Free Income Fund
Assets:
Investments in Securities:
Common Stocks ........................ $ — $ — $ —
a
$ —
Management Investment Companies ......... 1,994,739 — — 1,994,739
Corporate Bonds ........................ — — 36,022,618 36,022,618
Senior Floating Rate Interests ............... — — 16,375,320 16,375,320
Municipal Bonds :
Alabama ............................. — 225,770,365 — 225,770,365
Alaska ............................... — 17,068,958 — 17,068,958
Arizona .............................. — 207,978,068 — 207,978,068
Arkansas ............................. — 11,334,754 — 11,334,754
California ............................. — 700,015,888 — 700,015,888
Colorado ............................. — 232,194,348 — 232,194,348
Connecticut ........................... — 18,223,052 — 18,223,052
Delaware ............................. — 8,123,500 — 8,123,500
Florida ............................... — 829,175,559 — 829,175,559
Georgia .............................. — 324,523,359 — 324,523,359
Hawaii ............................... — 110,234,658 — 110,234,658
Idaho ................................ — 15,976,872 — 15,976,872
Illinois ............................... — 471,719,976 38,135,689 509,855,665
Indiana .............................. — 193,591,430 — 193,591,430
Iowa ................................ — 67,085,922 — 67,085,922
Kansas .............................. — 21,961,745 — 21,961,745
Kentucky ............................. — 98,687,019 — 98,687,019
Louisiana ............................. — 232,834,500 26,363,300 259,197,800
Maryland ............................. — 137,023,120 — 137,023,120
Massachusetts ........................ — 155,801,436 — 155,801,436
Michigan ............................. — 48,493,695 — 48,493,695
Minnesota ............................ — 6,358,323 — 6,358,323
Mississippi ............................ — 42,733,403 31,099,919 73,833,322
Missouri .............................. — 54,226,999 — 54,226,999
Montana ............................. — 16,676,994 — 16,676,994
Nebraska ............................. — 40,834,310 — 40,834,310
Nevada .............................. — 17,951,716 — 17,951,716
New Hampshire ........................ — 37,424,726 — 37,424,726
New Jersey ........................... — 262,860,945 — 262,860,945
New Mexico ........................... — 34,917,180 — 34,917,180
New York ............................. — 727,839,312 — 727,839,312
North Carolina ......................... — 46,775,130 — 46,775,130
North Dakota .......................... — 57,215,566 — 57,215,566
Ohio ................................ — 152,758,219 — 152,758,219
Oklahoma ............................ — 15,091,568 — 15,091,568
Oregon .............................. — 94,190,301 — 94,190,301
Pennsylvania .......................... — 134,932,141 — 134,932,141
Rhode Island .......................... — 5,880,640 — 5,880,640
South Carolina ......................... — 173,720,908 — 173,720,908
South Dakota .......................... — 35,419,025 — 35,419,025
Tennessee ............................ — 315,085,386 — 315,085,386
Texas ............................... — 896,279,824 — 896,279,824
Utah ................................ — 90,223,916 — 90,223,916
Virginia .............................. — 47,533,587 — 47,533,587
Washington ........................... — 222,696,795 — 222,696,795
9. Fair Value Measurements
(continued)

Franklin Federal Tax-Free Income Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period . At October 31, 2024 , the reconciliation is as follows:
Level 3 financial instruments include fair value of immaterial assets and/or liabilities developed using various valuation techniques and unobservable inputs. May also include values derived using recent transactions, private transaction prices or non-public third-party pricing information which is unobservable.
Level 1 Level 2 Level 3 Total
Franklin Federal Tax-Free Income Fund (continued)
Assets: (continued)
Investments in Securities: (continued)
Municipal Bonds: (continued)
West Virginia .......................... $ — $ 62,907,950 $ — $ 62,907,950
Wisconsin ............................ — 305,688,168 68,444,120 374,132,288
U.S. Territories ..........................
District of Columbia ..................... — 177,486,437 — 177,486,437
Puerto Rico ........................... — 72,862,399 — 72,862,399
Escrows and Litigation Trusts ............... — — 1,378,715 1,378,715
Short Term Investments ................... — 51,250,000 — 51,250,000
Total Investments in Securities ........... $1,994,739 $8,327,640,092 $217,819,681 $8,547,454,512
Other Financial Instruments:
Unfunded Commitments .................. $— $— $909,503 $909,503
Total Other Financial Instruments ......... $— $— $909,503 $909,503
a
Includes financial instruments determined to have no value.
Balance at
Beginning of
Period Purchases Sales
a
Transfer
Into
Level 3
b
Transfer
Out of
Level 3
Net
Accretion
( Amortiza -
tion )
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciation
(Depreciation)
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin Federal Tax-Free Income Fund
Assets:
Investments in Securities:
Common Stocks :
United States . $ —
c
$ — $ — $ — $ — $ — $ — $ — $ —
c
$ —
Corporate Bonds :
United States . 34,256,079 — — — — — — 1,766,539 36,022,618 1,766,539
Senior Floating
Rate Interests :
United States . 22,747,843 — (6,343,783) — — — — (28,740) 16,375,320 (22,957)
Municipal Bonds :
United States . — — — 140,775,950 — (4,200) — 23,271,278 164,043,028 23,271,278
Escrows and
Litigation Trusts 1,378,715 — — — — — — — 1,378,715 —
Total Investments in
Securities ....... $58,382,637 $— $(6,343,783) $140,775,950 $— $(4,200) $— $25,009,077 $217,819,681 $25,014,860
Other Financial Instruments:
Unfunded
Commitments .
$909,503 $— $— $— $— $— $— $— $909,503 $—
a
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
b
Transferred into Level 3 as a result of the unavailability of a quoted market price in an active market for identical securities and other significant observable valuation inputs.
May include amounts related to a corporate action.
c
Includes financial instruments determined to have no value.
9. Fair Value Measurements
(continued)

Franklin Federal Tax-Free Income Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
10. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Selected Portfolio
AGMC
Assured Guaranty Municipal Corp.
AMBAC
American Municipal Bond Assurance Corp.
BAM
Build America Mutual Assurance Co.
BHAC
Berkshire Hathaway Assurance Corp.
CME
Chicago Mercantile Exchange
COP
Certificate of Participation
ETF
Exchange-Traded Fund
ETM
Escrowed to Maturity
FGIC
Financial Guaranty Insurance Co.
FHA
Federal Housing Administration
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
GO
General Obligation
LOC
Letter of Credit
NATL
National Reinsurance Corp.
PSF
Permanent School Fund
REIT
Real Estate Investment Trust
SOFR
Secured Overnight Financing Rate
SPA
Standby Purchase Agreement
TSOF
Term SOFR

Franklin Federal Tax-Free Income Fund

franklintempleton.com
Semiannual Report
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report
Not applicable.

4316-SFSOI 12/24
© 2024 Franklin Templeton. All rights reserved.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

Item 13. Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. N/A

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 16. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected or is reasonably likely to materially affect the internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Company. N/A

Item 18. Recovery of Erroneously Awarded Compensation.

(a) N/A

(b) N/A

Item 19. Exhibits.

(a) (1) N/A

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Christopher Kings, Chief Executive Officer - Finance and Administration, and Jeffery White, Chief Financial Officer, Chief Accounting Officer and Treasurer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Christopher Kings, Chief Executive Officer - Finance and Administration, and Jeffery White, Chief Financial Officer, Chief Accounting Officer and Treasurer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN FEDERAL TAX-FREE INCOME FUND

By	/s/ CHRISTOPHER KINGS
Christopher Kings
Chief Executive Officer - Finance and Administration

Date	December 27, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ CHRISTOPHER KINGS
Christopher Kings
Chief Executive Officer - Finance and Administration

Date	December 27, 2024

By	/s/ JEFFREY WHITE
Jeffrey White
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date	December 27, 2024